UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/19

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2019

Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Premier Tax-Exempt Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
20	Financial Statements
23	Notes to Financial Statements
29	Financial Highlights
30	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/28/19

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	16 - 35 days	29 days	56 days	$44.1 million
Invesco Premier U.S. Government Money[2]	22 - 48 days	38 days	92 days	32.3 million
Invesco Premier Tax-Exempt[3]	5 - 10 days	8 days	8 days	14.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett	Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the
Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

    Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

    Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

    Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-49.01%(a)

Asset-Backed Securities - Fully Supported-6.30%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$20,000	$19,991,667

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	15,000	14,962,000

Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.55%	04/01/2019	31,000	30,932,196

Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.54%	04/04/2019	28,000	27,933,095

Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	10,000	9,892,500

Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	10,000	9,996,867

				113,708,325

Asset-Backed Securities - Fully Supported Bank-18.24%

Albion Capital LLC (CEP-MUFG Bank, Ltd.)(c)	2.60%	04/23/2019	30,000	29,885,608

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.61%-2.69%	03/01/2019	25,000	25,000,000

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	15,000	14,955,025

Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	25,000	24,905,410

Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	3.02%	01/02/2020	35,000	35,000,000

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/03/2019	14,858	14,819,183

Cancara Asset Securitisation LLC (CEP -Lloyds Bank LLC)(c)	2.92%	04/03/2019	25,000	24,933,542

Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	10,000	10,000,000

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	35,000	34,992,517

Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)	2.88%	04/12/2019	15,000	15,000,000

Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	40,000	40,000,000

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	25,000	24,744,687

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	10,000	9,896,656

LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.68%	08/14/2019	5,000	4,938,903

Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	20,000	19,991,700

				329,063,231

Consumer Finance-0.55%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	10,000	10,000,000

Diversified Banks-16.16%

Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	10,000	10,000,000

Banco Santander, S.A.(c)	2.40%	03/06/2019	40,000	39,986,667

Bank of China Ltd(c)	2.81%	05/14/2019	17,000	16,902,505

Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.23%) (Canada)(b)(c)(d)	2.72%	08/01/2019	10,000	10,000,000

HSBC Bank PLC (1 mo. USD LIBOR + 0.46%) (United Kingdom)(b)(c)(d)	2.94%	03/27/2019	5,000	5,000,000

HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.93%	04/24/2019	20,000	20,000,000

HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	10,000	10,000,000

HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	15,000	15,000,000

Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,963,867

Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/26/2019	10,000	9,981,180

Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	10,000	9,958,778

ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	10,000	10,000,000

ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000

ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	5,000	5,000,000

J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.20%)(d)	2.96%	07/26/2019	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks-(continued)

Mizuho Bank, Ltd.(b)(c)	2.56%	04/25/2019	$30,000	$29,883,125

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%) (Singapore)(b)(c)(d)	2.67%	04/08/2019	10,000	10,001,285

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.62%	08/23/2019	10,000	10,000,000

United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	5,000	4,979,389

Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.99%	12/27/2019	20,000	20,000,000

Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.75%	05/28/2019	15,000	15,000,000

				291,656,796

Diversified Capital Markets-1.66%

Ontario Teachers’ Finance Trust (Canada)(b)(c)	2.92%	06/25/2019	5,000	4,953,600

UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000

UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	5,000	5,000,000

				29,953,600

Regional Banks-2.22%

ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	25,000	25,000,000

ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,000,000

				40,000,000

Specialized Finance-3.88%
Crown Point Capital Co., LLC(c)	2.88%	04/09/2019	20,000	20,000,000

Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	35,000	35,000,000

Glencove Funding LLC(b)	2.87%	04/09/2019	5,000	4,984,562

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.54%	04/18/2019	10,000	9,966,267

				69,950,829

Total Commercial Paper (Cost $884,332,781)				884,332,781

Certificates of Deposit-23.47%

Banco Del Estado De Chile(c)	2.64%	04/17/2019	13,400	13,394,215

Banco Del Estado De Chile(c)	2.70%	05/10/2019	10,000	10,000,000

Banco Del Estado De Chile(c)	2.87%	07/05/2019	20,000	20,000,000

Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	5,000	5,000,000

Bank of Montreal (3 mo. USD LIBOR + 0.21%)(c)(d)	2.95%	11/01/2019	10,000	10,000,000

Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	15,000	15,000,000

BNP Paribas S.A.(c)	2.38%	03/01/2019	70,000	70,000,000

BNP Paribas Securities Corp. (1 mo. USD LIBOR + 0.25%) (France)(c)(d)	2.76%	04/18/2019	10,000	10,000,000

Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,000,657

China Construction Bank Corp.(c)	2.72%	03/19/2019	20,000	20,000,000

China Construction Bank Corp.(c)	2.75%	05/13/2019	10,000	10,000,000

China Construction Bank Corp.(c)	2.76%	03/14/2019	15,000	15,000,000

Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.19%) (Netherlands)(c)(d)	2.70%	04/17/2019	15,000	15,000,000

Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	10,000	9,999,877

Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	3,000	3,000,000

Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	37,000	37,000,000

MUFG Bank, Ltd.(c)	2.69%	08/21/2019	5,000	4,936,204

MUFG Bank, Ltd.(c)	2.86%	07/09/2019	10,000	10,000,000

Natixis (3 mo. USD LIBOR)(c)(d)	2.66%	08/22/2019	15,000	15,000,000

Natixis(c)	2.88%	07/09/2019	25,000	25,000,000

Nordea Bank AB(c)	2.35%	03/01/2019	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%)(c)(d)	2.67%	04/04/2019	$10,000	$10,000,000

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.19%)(c)(d)	2.70%	04/17/2019	10,000	10,000,000

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.25%) (Singapore)(c)(d)	2.76%	05/03/2019	5,100	5,100,000

Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	5,000	5,000,000

Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	10,000	10,000,000

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	5,000	5,000,000

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.79%	08/23/2019	5,000	5,000,000

Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	15,000	15,000,000

Total Certificates of Deposit (Cost $423,430,953)				423,430,953

Variable Rate Demand Notes-4.66%(e)

Credit Enhanced-4.66%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	10,810	10,810,000

Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2019	21,100	21,100,000

Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	3,900	3,900,000

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	12,400	12,400,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC -TD Bank, N.A.)(f)	2.45%	03/01/2039	8,900	8,900,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(f)	1.45%	02/01/2031	2,400	2,400,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2019	12,550	12,550,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	12,000	12,000,000

Total Variable Rate Demand Notes (Cost $84,060,000)				84,060,000

U.S. Dollar Denominated Bonds & Notes-0.33%

Diversified Banks-0.33%

Commonwealth Bank of Australia; Sr. Unsec. Notes (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,938,280

Total U.S. Dollar Denominated Bonds & Notes (Cost $5,938,280)				5,938,280

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-77.47% (Cost $1,397,762,014)				1,397,762,014

			Repurchase Amount
Repurchase Agreements-22.58%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	11,000,764	11,000,000

BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	45,003,125	45,000,000

Citigroup Global Markets, Inc., open agreement dated 09/20/2018, (collateralized by domestic and foreign non-agency asset-backed securities valued at $25,850,001; 2.66% - 6.76%; 09/25/2034 - 12/05/2036)(h)	3.23%	-	-	23,500,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(i)	2.60%	03/07/2019	5,002,528	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(i)	2.52%	03/07/2019	$12,005,880	$12,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 -02/01/2049)	2.62%	03/01/2019	24,589,344	24,587,555

J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(h)	3.11%	-	-	5,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(h)	2.50%	-	-	20,000,000

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	25,001,736	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2019, aggregate maturing value of $1,000,072,222 (collateralized by domestic agency mortgage-backed securities valued at $1,020,641,494; 3.50%; 04/20/2048)	2.60%	03/01/2019	106,336,580	106,328,901

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	90,006,475	90,000,000

Wells Fargo Securities, LLC, term agreement dated 01/29/2019, maturing value of $20,157,500 (collateralized by domestic non-agency asset-backed securities valued at $21,000,001; 3.06% - 3.21%; 02/15/2024 - 12/09/2024)	3.15%	04/29/2019	20,157,500	20,000,000

Total Repurchase Agreements (Cost $407,416,456)				407,416,456

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.05% (Cost $1,805,178,470)				1,805,178,470

OTHER ASSETS LESS LIABILITIES-(0.05)%				(850,709)

NET ASSETS-100.00%				$1,804,327,761

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $653,562,739, which represented 36.22% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Canada: 10.9%; Netherlands: 10.8%; Japan: 10.2%; Switzerland: 8.7%; China: 7.0%; other countries less than 5% each: 22.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	43.4%

8-30	5.0

31-60	25.8

61-90	5.1

91-180	11.0

181+	9.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-47.52%
U.S. Treasury Bills-39.04%(a)

U.S. Treasury Bills	2.48%	04/04/2019	$250,000	$249,417,986

U.S. Treasury Bills	2.40%	04/11/2019	190,000	189,482,830

U.S. Treasury Bills	2.41%	04/16/2019	200,000	199,386,667

U.S. Treasury Bills	2.42%	04/18/2019	100,000	99,679,333

U.S. Treasury Bills	2.41%	04/23/2019	200,000	199,293,333

U.S. Treasury Bills	0.00%	04/30/2019	400,000	398,500,444

U.S. Treasury Bills	2.39%	05/02/2019	50,000	49,795,486

U.S. Treasury Bills	2.41%	05/16/2019	200,000	198,986,666

U.S. Treasury Bills	2.41%	05/23/2019	300,000	298,343,458

U.S. Treasury Bills	2.42%	05/30/2019	125,000	124,248,437

U.S. Treasury Bills	2.51%	06/13/2019	450,000	446,776,000

U.S. Treasury Bills	2.52%	06/20/2019	200,000	198,467,583

U.S. Treasury Bills	2.51%	06/27/2019	200,000	198,374,222

U.S. Treasury Bills	2.49%	07/18/2019	200,000	198,100,333

U.S. Treasury Bills	2.48%	07/25/2019	100,000	99,006,389

U.S. Treasury Bills	2.48%	08/01/2019	75,000	74,219,063

U.S. Treasury Bills	2.47%-2.47%	08/22/2019	200,000	197,643,992

U.S. Treasury Bills	2.49%	08/29/2019	125,000	123,457,101

				3,543,179,323

U.S. Treasury Notes-8.48%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.45%	10/31/2019	110,000	110,009,441

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	85,000	84,968,051

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	90,000	90,004,946

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	215,000	214,988,692

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	125,000	124,998,389

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	145,000	144,940,272

				769,909,791

Total U.S. Treasury Securities (Cost $4,313,089,114)				4,313,089,114

U.S. Government Sponsored Agency Securities-8.88%
Federal Farm Credit Bank (FFCB)-2.87%

Unsec. Bonds (1 mo. USD LIBOR - 0.05%)(b)	2.55%	02/21/2020	10,520	10,532,816

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.44%	11/19/2019	25,000	24,990,732

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	12/04/2019	15,000	14,999,702

Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.45%	12/18/2019	10,000	9,999,229

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.44%	06/05/2019	15,000	14,999,804

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	09/23/2019	35,000	34,999,003

Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.42%	10/08/2019	50,000	49,988,606

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.41%	09/25/2019	50,000	49,998,555

Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(b)	2.38%	04/11/2019	25,000	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Unsec. Global Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	08/28/2019	$25,000	$24,998,769

				260,507,216

Federal Home Loan Bank (FHLB)-4.17%
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.46%	10/11/2019	25,000	25,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.46%	10/11/2019	38,000	38,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/06/2019	10,000	10,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	05/17/2019	50,000	50,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/20/2019	100,000	100,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/27/2019	25,000	25,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.41%	04/18/2019	15,000	15,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	04/22/2019	35,000	35,000,000

Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.40%	04/22/2019	15,000	15,000,000

Unsec. Bonds (SOFR + 0.08%)(b)	2.48%	07/24/2020	16,000	16,000,000

Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/14/2019	50,000	50,000,000

				379,000,000

Federal Home Loan Mortgage Corp. (FHLMC)-0.34%
Series M006, Class A, Taxable VRD MFH Ctfs.(c)	2.52%	10/15/2045	15,598	15,597,923

Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(b)	2.42%	08/08/2019	15,000	15,000,000

				30,597,923

Federal National Mortgage Association (FNMA)-0.22%
Unsec. Notes (SOFR + 0.06%)(b)	2.46%	07/30/2020	20,000	20,000,000

Overseas Private Investment Corp. (OPIC)-1.28%
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	12/15/2019	3,312	3,312,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	06/15/2025	12,000	12,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2025	3,000	3,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.40%	11/15/2025	8,000	8,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2026	5,000	5,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	02/15/2028	10,000	10,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	08/15/2029	15,000	15,000,000

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	10/15/2030	5,000	5,000,000

Sr. Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	09/15/2022	8,864	8,864,000

Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2020	45,800	45,800,000

				115,976,000

Total U.S. Government Sponsored Agency Securities (Cost $806,081,139)				806,081,139

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.40% (Cost $5,119,170,253)				5,119,170,253

			Repurchase Amount
Repurchase Agreements-48.09%(d)
Bank of Montreal, joint term agreement dated 02/15/2019, aggregate maturing value of $150,316,458 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $153,000,061; 0% - 8.00%; 04/25/2019 - 02/15/2049)(e)	2.45%	03/18/2019	50,105,486	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Bank of Nova Scotia, agreement dated 02/28/2019, maturing value of $450,032,250 (collateralized by domestic agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $459,000,000; 2.50% - 6.63%; 09/01/2026 - 02/01/2049)	2.58%	03/01/2019	$450,032,250	$450,000,000

BMO Capital Markets Corp., joint term agreement dated 02/15/2019, aggregate maturing value of $360,759,500 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $367,200,000; 1.96% - 6.00%; 08/25/2023 - 02/20/2069)(e)	2.45%	03/18/2019	100,210,972	100,000,000

CIBC World Markets Corp., agreement dated 02/28/2019, maturing value of $250,017,847 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,030; 2.75% - 5.00%; 09/15/2021 - 03/01/2049)	2.57%	03/01/2019	250,017,847	250,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	15,167,557	15,166,483

Fixed Income Clearing Corp. -State Street Bank, agreement dated 02/28/2019, maturing value of $300,019,167 (collateralized by a U.S. Treasury obligation valued at $306,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	300,019,167	300,000,000

Fixed Income Clearing Corp. -State Street Bank, agreement dated 02/28/2019, maturing value of $400,028,667 (collateralized by a U.S. Treasury obligation valued at $408,002,969; 2.75%; 07/31/2023)	2.58%	03/01/2019	400,028,667	400,000,000

ING Financial Markets LLC, term agreement dated 01/11/2019, maturing value of $100,663,222 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $102,000,031; 0% - 5.50%; 01/02/2020 - 07/01/2052)	2.54%	04/15/2019	100,663,222	100,000,000

ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $100,007,167 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $102,000,048; 0% - 5.50%; 08/15/2019 - 01/01/2049)	2.58%	03/01/2019	100,007,167	100,000,000

ING Financial Markets, LLC, joint term agreement dated 02/08/2019, aggregate maturing value of $654,226,083 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,140; 0% - 7.00%; 06/30/2019 - 01/01/2057)	2.49%	05/13/2019	150,975,250	150,000,000

ING Financial Markets, LLC, joint term agreement dated 02/22/2019, aggregate maturing value of $300,140,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,045; 0% - 7.00%; 08/15/2019 - 02/01/2049)(e)	2.40%	03/01/2019	130,060,667	130,000,000

ING Financial Markets, LLC, joint term agreement dated 02/26/2019, aggregate maturing value of $300,140,583 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,043; 0% - 5.50%; 08/15/2019 - 07/01/2052)(e)	2.41%	03/05/2019	100,046,861	100,000,000

ING Financial Markets, LLC, term agreement dated 02/26/2019, maturing value of $50,023,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $51,000,078; 0% - 5.00%; 08/15/2019 - 10/01/2048)(e)	2.41%	03/05/2019	50,023,431	50,000,000

J.P. Morgan Securities LLC, agreement dated 02/28/2019, maturing value of $500,036,111 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0% - 2.38%; 08/08/2019 - 04/30/2022)	2.60%	03/01/2019	500,036,111	500,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(e)	2.46%	03/07/2019	40,021,509	40,002,375

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(e)	2.47%	03/07/2019	201,759,354	201,662,500

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/27/2019, maturing value of $60,028,233 (collateralized by a U.S. Treasury obligation valued at $61,204,187; 1.63%; 08/31/2022)(e)	2.42%	03/06/2019	60,028,233	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Natixis, agreement dated 02/28/2019, maturing value of $100,007,139 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations and a domestic agency mortgage-backed security valued at $102,000,018; 0% - 8.75%; 05/09/2019 - 09/15/2065)	2.57%	03/01/2019	$100,007,139	$100,000,000

Nomura Securities International, Inc., agreement dated 02/28/2019, maturing value of $250,017,917 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,000; 0% - 7.50%; 06/01/2019 - 02/01/2051)	2.58%	03/01/2019	250,017,917	250,000,000

RBC Capital Markets LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 6.50%; 03/25/2019 - 03/25/2058)(b)(e)	2.43%	04/30/2019	280,000,000	280,000,000

Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(e)	2.47%	04/24/2019	75,463,125	75,000,000

Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(e)	2.46%	05/07/2019	70,430,500	70,000,000

Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 7.00%; 01/01/2020 - 04/20/2065)(f)	2.43%	-	-	100,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2019, aggregate maturing value of $1,000,072,222 (collateralized by domestic agency mortgage-backed securities valued at $1,020,641,494; 3.50%; 04/20/2048)	2.60%	03/01/2019	92,779,028	92,772,328

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	400,028,778	400,000,000

Total Repurchase Agreements (Cost $4,364,603,686)				4,364,603,686

TOTAL INVESTMENTS IN SECURITIES(g)-104.49% (Cost $9,483,773,939)				9,483,773,939

OTHER ASSETS LESS LIABILITIES-(4.49)%				(407,614,779)

NET ASSETS-100.00%				$9,076,159,160

Investment Abbreviations:

Ctfs.	-Certificates
Gtd.	-Guaranteed
LIBOR	-London Interbank Offered Rate
MFH	-Multi-Family Housing
SOFR	-Secured Overnight Financing Rate
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(d)	Principal amount equals value at period end. See Note1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	44.6%

8-30	0.0

31-60	11.9

61-90	12.2

91-180	17.2

181+	14.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-92.48%
Alabama-4.46%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$4,195	$4,195,000

Tuscaloosa (County of) Industrial Development Authority (Hunt Refining); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(a)(b)(c)(d)	1.43%	04/01/2028	2,500	2,500,000

				6,695,000

Arizona-3.03%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.56%	01/01/2046	2,000	2,000,000

Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B, VRD Health Facility RB (LOC-Barclays Bank PLC)(a)(b)(c)	1.45%	07/01/2025	1,700	1,700,000

Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	300	300,000

Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	550	550,000

				4,550,000

Colorado-0.36%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	02/01/2031	537	537,000

Delaware-0.37%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	550	550,000

District of Columbia-2.08%
District of Columbia (American University); Series 1998 A, VRD Multimodal RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	08/15/2038	1,875	1,875,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	10/01/2039	1,240	1,240,000

				3,115,000

Florida-8.62%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	10/01/2021	300	300,000

Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	10/01/2050	3,500	3,500,000

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	11/01/2036	245	245,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.47%	07/01/2032	435	435,000

Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(b)(c)	1.45%	11/01/2038	5,120	5,120,000

Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. RB (LOC-Wells Fargo Bank N.A.)(b)(c)	1.75%	07/01/2037	3,330	3,330,000

				12,930,000

Georgia-4.99%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(b)(c)(e)	1.52%	01/01/2029	485	485,000

Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(b)	1.47%	09/01/2035	900	900,000

Series 2019, Commercial Paper Notes	1.62%	05/14/2019	2,500	2,498,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-(continued)
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	01/01/2030	$400	$400,000

Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	3,000	3,000,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	09/01/2020	200	200,000

				7,483,552

Illinois-3.59%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.39%	12/01/2046	755	755,000

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	1,140	1,140,000

Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis)(b)(c)(e)	1.54%	12/01/2039	890	890,000

Memorial Health System Obligated Group; Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	2.40%	10/01/2024	760	760,000

Morton Grove (Village of) (Illinois Holocaust Museum & Edu’l Center); Series 2006, VRD Cultural Facilities RB (LOC-Bank of America, N.A.)(b)(c)	1.43%	12/01/2041	1,840	1,840,000

				5,385,000

Indiana-6.47%
Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.85%	08/01/2037	1,120	1,120,000

Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.45%	06/01/2035	2,590	2,590,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC -Barclays Bank PLC)(a)(b)(c)	1.55%	03/05/2019	2,000	2,000,000

Purdue University; Series 2011 A, VRD COP(b)	1.27%	07/01/2035	1,065	1,065,000

Rockport (City of) (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.43%	07/01/2025	2,940	2,940,000

				9,715,000

Louisiana-2.24%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)(b)(c)(e)	1.55%	12/01/2027	1,400	1,400,000

Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	09/01/2033	1,000	1,000,000

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.50%	07/01/2047	960	960,000

				3,360,000

Maryland-2.27%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.63%	03/05/2019	1,300	1,299,994

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	04/01/2035	1,215	1,215,000

Montgomery (County of); Series 2009 B, Commercial Paper BAN	1.80%	05/09/2019	900	899,775

				3,414,769

Massachusetts-1.08%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC -TD Bank, N.A.)(b)(c)	2.45%	03/01/2039	1,625	1,625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan-2.84%
Michigan State University Board of Trustees; Series 2000 A-1, VRD General RB (CEP-Royal Bank of Canada)(b)	1.48%	08/15/2030	$1,500	$1,500,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	03/01/2031	2,760	2,760,000

				4,260,000

Minnesota-4.31%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(b)	1.52%	11/15/2031	2,470	2,470,000

Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(b)	1.43%	11/01/2035	4,000	4,000,000

				6,470,000

Mississippi-2.30%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 E, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	2,450	2,450,000

Series 2010 C, VRD IDR(b)	1.43%	12/01/2030	1,000	1,000,000

				3,450,000

Missouri-1.97%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.46%	11/01/2037	480	480,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.47%	08/01/2038	470	470,000

St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(b)(c)	1.42%	11/15/2043	2,000	2,000,000

				2,950,000

Nebraska-0.13%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC-Citibank, N.A.)(b)(c)	2.75%	10/01/2042	190	190,000

New York-5.84%
New York (City of); Subseries 2015 F-5, VRD Unlimited Tax GO Bonds(b)	1.55%	06/01/2044	3,050	3,050,000

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.47%	05/01/2039	1,100	1,100,000

New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.55%	11/01/2049	1,000	1,000,000

New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.55%	11/01/2049	1,060	1,060,000

Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.60%	11/01/2019	220	220,000

Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank, N.A.)(b)(c)	1.41%	01/01/2032	2,330	2,330,000

				8,760,000

North Carolina-4.15%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.55%	01/15/2037	2,550	2,550,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.33%	12/01/2021	2,200	2,200,000

Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(a)(b)(c)	1.40%	05/01/2036	1,475	1,475,000

				6,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio-4.60%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB(b)	1.43%	11/15/2041	$3,100	$3,100,000

Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	190	190,000

Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD Hospital RB(b)	1.60%	01/01/2039	3,615	3,615,000

				6,905,000

Oregon-1.02%

Marion (County of) Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(b)(c)(e)	1.47%	07/01/2027	890	890,000

Portland (Port of), Oregon (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.)(a)(b)(c)(e)	1.55%	07/01/2026	645	645,000

				1,535,000

Pennsylvania-3.33%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(b)(c)	2.47%	11/01/2030	795	795,000

Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank N.A.)(b)(c)	1.73%	06/01/2037	905	905,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.73%	10/15/2025	2,119	2,119,000

Pennsylvania (State of) Economic DFA (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.45%	12/01/2025	200	200,000

Pennsylvania (State of) Economic DFA (The Kingsley Association); Series 2006B-1, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.45%	08/01/2026	175	175,000

Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.44%	11/01/2029	810	810,000

				5,004,000

Rhode Island-2.13%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD Higher Education Facilities RB (CEP-Northern Trust Co.)(b)	1.45%	09/01/2043	3,200	3,200,000

Texas-8.56%

Aledo Independent School District; Series 2006A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.47%	08/01/2035	2,000	2,000,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.46%	02/15/2042	1,070	1,070,000

Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.43%	05/15/2034	1,700	1,700,000

Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)(b)(e)	1.52%	06/01/2041	890	890,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(b)	1.46%	05/01/2042	1,485	1,485,000

Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.66%	04/02/2019	3,500	3,499,426

University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(b)	1.42%	08/01/2025	2,200	2,200,000

				12,844,426

Utah-3.92%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.45%	11/01/2024	4,250	4,250,000

Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(b)	1.42%	05/15/2035	1,140	1,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah-(continued)

Weber (County of) (IHC Health Services, Inc.); Series 2000A, VRD Hospital RB(b)	1.40%	02/15/2031	$500	$500,000

				5,890,000

Virginia-2.16%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(b)	1.40%	08/01/2037	900	900,000

University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper Notes	1.45%	03/06/2019	1,150	1,149,973

Series 2019 A, Commercial Paper Notes	1.45%	03/05/2019	1,200	1,199,963

				3,249,936

Washington-3.73%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	09/01/2049	5,000	5,000,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	600	600,000

				5,600,000

West Virginia-0.87%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.44%	01/01/2034	1,300	1,300,000

Wisconsin-1.06%

Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	1.48%	09/01/2019	1,100	1,100,000

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(b)(c)	1.43%	10/01/2042	495	495,000

				1,595,000

Total Municipal Obligations (Cost $138,791,000)				138,788,683

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-92.48% (Cost $138,791,000)				138,788,683

			Repurchase Amount

Repurchase Agreements-7.27%(f)

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	5,400,382	5,400,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2019, aggregate maturing value of $700,050,556 (collateralized by U.S. Treasury obligations valued at $714,298,802; 0%; 05/15/2029 - 11/15/2048)	2.60%	03/01/2019	5,500,397	5,500,000

Total Repurchase Agreements (Cost $10,900,000)				10,900,000

TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.75% (Cost $149,691,000)				149,688,683

OTHER ASSETS LESS LIABILITIES-0.25%				381,813

NET ASSETS-100.00%				$150,070,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

Investment Abbreviations:

BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
Sr.	- Senior
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.5%; Japan: 7.0%; other countries less than 5% each: 8.9%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2019 represented 1.67% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Also represents cost for federal income tax purposes.
(h)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Federal Home Loan Bank	5.3%

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	95.4%

8-30	0.0

31-60	2.3

61-90	2.3

91-180	0.0

181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio

Assets:
Investments in securities, at value	$1,397,762,014	$5,119,170,253	$138,788,683

Repurchase agreements, at value and cost	407,416,456	4,364,603,686	10,900,000

Cash	108,026	-	30,034

Receivable for:
Investments sold	-	-	380,000

Fund shares sold	185,077	7,926	573

Interest	2,147,621	3,930,445	192,974

Other assets	3,515	934,375	100

Total assets	1,807,622,709	9,488,646,685	150,292,364

Liabilities:
Payable for:
Investments purchased	-	398,500,445	-

Fund shares reacquired	249,337	2,014	1

Amount due custodian	-	934,403	-

Dividends	3,043,422	13,031,563	219,072

Accrued fees to affiliates	2,189	10,484	-

Accrued operating expenses	-	8,616	2,795

Total liabilities	3,294,948	412,487,525	221,868

Net assets applicable to shares outstanding	$1,804,327,761	$9,076,159,160	$150,070,496

Net assets consist of:
Shares of beneficial interest	$1,803,910,353	$9,076,108,938	$150,103,484

Distributable earnings	417,408	50,222	(32,988)

	$1,804,327,761	$9,076,159,160	$150,070,496

Net Assets:
Investor Class	$44,064,516	$32,344,372	$14,502,531

Institutional Class	$1,750,346,600	$9,043,814,788	$135,567,965

Private Investment Class	$6,063,062	$-	$-

Personal Investment Class	$10,213	$-	$-

Reserve Class	$10,144	$-	$-

Resource Class	$3,833,226	$-	$-

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	44,054,297	32,344,375	14,503,168

Institutional Class	1,749,944,247	9,043,792,964	135,573,005

Private Investment Class	6,061,655	-	-

Personal Investment Class	10,210	-	-

Reserve Class	10,142	-	-

Resource Class	3,832,337	-	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.0000

Cost of Investments	$1,805,178,470	$9,483,773,939	$149,691,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio

Investment income:

Interest	$16,605,584	$85,212,913	$1,119,684

Expenses:
Advisory fees	1,639,214	9,081,060	171,227

Distribution fees:
Private Investment Class	8,624	-	-

Personal Investment Class	28	-	-

Reserve Class	44	-	-

Resource Class	3,204	-	-

Total expenses	1,651,114	9,081,060	171,227

Less: Fees waived	(458,981)	(2,542,699)	(34,245)

Net expenses	1,192,133	6,538,361	136,982

Net investment income	15,413,451	78,674,552	982,702

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	1,103	(64,933)	-

Change in net unrealized appreciation (depreciation) of investment securities	-	-	(1,634)

Net realized and unrealized gain (loss)	1,103	(64,933)	(1,634)

Net increase in net assets resulting from operations	$15,414,554	$78,609,619	$981,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio

	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018

Operations:
Net investment income	$15,413,451	$13,014,257	$78,674,552	$83,614,857	$982,702	$1,023,465

Net realized gain (loss)	1,103	1,589	(64,933)	126,225	-	(2,131)

Change in net unrealized appreciation (depreciation)	-	-	-	-	(1,634)	(1,229)

Net increase in net assets resulting from operations	15,414,554	13,015,846	78,609,619	83,741,082	981,068	1,020,105

Distributions to shareholders from distributable earnings:
Investor Class	(393,546)	(463,865)	(350,008)	(452,872)	(101,165)	(130,859)

Institutional Class	(14,918,191)	(12,486,880)	(78,324,544)	(83,145,968)	(881,537)	(892,567)

Private Investment Class	(58,432)	(33,109)	-	-	-	-

Personal Investment Class	(91)	(106)	-	-	-	-

Reserve Class	(73)	(73)	-	-	-	-

Resource Class	(43,118)	(30,224)	-	-	-	-

Total distributions from distributable earnings	(15,413,451)	(13,014,257)	(78,674,552)	(83,598,840)	(982,702)	(1,023,426)

Share transactions-net:
Investor Class	14,368,049	(350,579)	(184,117)	(6,280,654)	147,313	3,540,234

Institutional Class	792,586,879	274,017,647	2,124,413,759	1,188,349,123	58,049,618	20,226,212

Private Investment Class	364,583	5,687,030	-	-	-	-

Personal Investment Class	88	99	-	-	-	-

Reserve Class	71	66	-	-	-	-

Resource Class	(2,864,187)	6,686,469	-	-	-	-

Net increase in net assets resulting from share transactions	804,455,483	286,040,732	2,124,229,642	1,182,068,469	58,196,931	23,766,446

Net increase in net assets	804,456,586	286,042,321	2,124,164,709	1,182,210,711	58,195,297	23,763,125

Net assets:
Beginning of period	999,871,175	713,828,854	6,951,994,451	5,769,783,740	91,875,199	68,112,074

End of period	$1,804,327,761	$999,871,175	$9,076,159,160	$6,951,994,451	$150,070,496	$91,875,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1– Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”) (formerly Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, began to price and transact in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAVs to four decimal places (e.g., $1.0000).

Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

For the six months ended February 28, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$458,981

Invesco Premier U.S. Government Money Portfolio	2,542,699

Invesco Premier Tax-Exempt Portfolio	34,245

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2019, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Premier Portfolio	$68,517,305	$ 66,148,988	$-
Invesco Premier Tax-Exempt Portfolio	75,427,487	100,776,909	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2018 which expires as follows:

Fund	Short-Term 2019	Not Subject to Expiration	Total*

Invesco Premier U.S. Government Money Portfolio	$-	$44,029	$44,029

Invesco Premier Tax-Exempt Portfolio	27,083	3,793	30,876

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Premier U.S. Government Money Portfolio	$9,483,777,104	$-	$(3,165)	$(3,165)

*

For Invesco Premier U.S. Government Money Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Investor Class	28,679,066	$28,679,066	21,786,092	$21,786,092

Institutional Class	1,884,832,141	1,884,832,141	903,684,464	903,684,464

Private Investment Class	575,000	575,000	5,653,921	5,653,921

Resource Class	692,695	692,695	6,656,245	6,656,245

Issued as reinvestment of dividends:
Investor Class	363,226	363,226	447,640	447,640

Institutional Class	10,834,032	10,834,032	8,018,511	8,018,511

Private Investment Class	56,583	56,583	33,109	33,109

Personal Investment Class	88	88	99	99

Reserve Class	71	71	66	66

Resource Class	43,118	43,118	30,224	30,224

Reacquired:
Investor Class	(14,674,243)	(14,674,243)	(22,584,311)	(22,584,311)

Institutional Class	(1,103,079,294)	(1,103,079,294)	(637,685,328)	(637,685,328)

Private Investment Class	(267,000)	(267,000)	-	-

Resource Class	(3,600,000)	(3,600,000)	-	-

Net increase in share activity	804,455,483	$804,455,483	286,040,732	$286,040,732

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Investor Class	7,921,755	$7,921,755	14,268,396	$14,268,396

Institutional Class	25,810,577,359	25,810,577,359	37,935,755,513	37,935,755,513

Issued as reinvestment of dividends:
Investor Class	339,614	339,614	447,710	447,710

Institutional Class	31,908,599	31,908,599	26,833,416	26,833,416

Reacquired:
Investor Class	(8,445,486)	(8,445,486)	(20,996,760)	(20,996,760)

Institutional Class	(23,718,072,199)	(23,718,072,199)	(36,774,239,806)	(36,774,239,806)

Net increase in share activity	2,124,229,642	$2,124,229,642	1,182,068,469	$1,182,068,469

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Sold:
Investor Class	1,778,404	$1,778,404	7,938,473	$7,937,702

Institutional Class	237,681,654	237,681,651	679,992,933	679,928,774

Issued as reinvestment of dividends:
Investor Class	101,126	101,126	130,335	130,324

Institutional Class	696,501	696,501	677,804	677,743

Reacquired:
Investor Class	(1,732,217)	(1,732,217)	(4,528,190)	(4,527,792)

Institutional Class	(180,328,537)	(180,328,534)	(660,443,560)	(660,380,305)

Net increase in share activity	58,196,931	$58,196,931	23,767,795	$23,766,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10–Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/19	$ 1.00	$ 0.01	$ 0.00	$ 0.01	$ (0.01)	$ 1.00	1.14%	$44,065	0.18	%(c)	0.25	%(c)	2.35	%(c)
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	29,699	0.18		0.25		1.63
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	30,054	0.18		0.25		0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	39,464	0.18		0.25		0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,778	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	58,261	0.18		0.25		0.02
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/19	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.06	32,344	0.18	(c)	0.25	(c)	2.17	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	32,529	0.18		0.25		1.36
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	38,809	0.18		0.25		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	30,088	0.17		0.25		0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,409	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	20,088	0.07		0.25		0.02
Invesco Premier Tax-Exempt Portfolio
Six months ended 02/28/19	1.0000	0.0071	(0.0000)	0.0071	(0.0071)	1.0000	0.72	14,503	0.20	(c)	0.25	(c)	1.43	(c)
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	14,355	0.20		0.25		1.06
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	10,815	0.20		0.25		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	7,779	0.15		0.25		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,093	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	10,158	0.10		0.25		0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $33,765, $32,641 and $14,175 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (09/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/19)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/19)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,011.40	$0.90	$1,023.90	$0.90	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,010.60	0.90	1,023.90	0.90	0.18
Invesco Premier Tax-Exempt Portfolio	1,000.00	1,007.20	1.00	1,023.80	1.00	0.20

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for
Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-1

Semiannual Report to Shareholders	February 28, 2019

Institutional Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio Invesco Premier U.S. Government Money Portfolio Invesco Premier Tax-Exempt Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
20	Financial Statements
23	Notes to Financial Statements
29	Financial Highlights
30	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data
Institutional Class data as of 2/28/19
FUND		WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period		At Reporting Period End	At Reporting Period End

Invesco Premier[1]	16 – 35 days		29 days	56 days	$1.8 billion

Invesco Premier U.S. Government Money[2]	22 – 48 days		38 days	92 days	9.0 billion

Invesco Premier Tax-Exempt[3]	5 – 10 days		8 days	8 days	135.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders  is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-49.01%(a)

Asset-Backed Securities - Fully Supported-6.30%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$20,000	$19,991,667
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	15,000	14,962,000
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.55%	04/01/2019	31,000	30,932,196
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.54%	04/04/2019	28,000	27,933,095
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	10,000	9,892,500
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	10,000	9,996,867
				113,708,325

Asset-Backed Securities - Fully Supported Bank-18.24%

Albion Capital LLC (CEP-MUFG Bank, Ltd.)(c)	2.60%	04/23/2019	30,000	29,885,608
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.61%-2.69%	03/01/2019	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	15,000	14,955,025
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	25,000	24,905,410
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	3.02%	01/02/2020	35,000	35,000,000
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/03/2019	14,858	14,819,183
Cancara Asset Securitisation LLC (CEP -Lloyds Bank LLC)(c)	2.92%	04/03/2019	25,000	24,933,542
Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	10,000	10,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	35,000	34,992,517
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)	2.88%	04/12/2019	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	25,000	24,744,687
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	10,000	9,896,656
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.68%	08/14/2019	5,000	4,938,903
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	20,000	19,991,700
				329,063,231

Consumer Finance-0.55%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	10,000	10,000,000

Diversified Banks-16.16%

Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	10,000	10,000,000
Banco Santander, S.A.(c)	2.40%	03/06/2019	40,000	39,986,667
Bank of China Ltd(c)	2.81%	05/14/2019	17,000	16,902,505
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.23%) (Canada)(b)(c)(d)	2.72%	08/01/2019	10,000	10,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%) (United Kingdom)(b)(c)(d)	2.94%	03/27/2019	5,000	5,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.93%	04/24/2019	20,000	20,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	10,000	10,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	15,000	15,000,000
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,963,867
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/26/2019	10,000	9,981,180
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	10,000	9,958,778
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	5,000	5,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.20%)(d)	2.96%	07/26/2019	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)

Mizuho Bank, Ltd.(b)(c)	2.56%	04/25/2019	$30,000	$29,883,125
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%) (Singapore)(b)(c)(d)	2.67%	04/08/2019	10,000	10,001,285
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.62%	08/23/2019	10,000	10,000,000
United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	5,000	4,979,389
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.99%	12/27/2019	20,000	20,000,000
Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.75%	05/28/2019	15,000	15,000,000
				291,656,796

Diversified Capital Markets-1.66%

Ontario Teachers’ Finance Trust (Canada)(b)(c)	2.92%	06/25/2019	5,000	4,953,600
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	5,000	5,000,000
				29,953,600

Regional Banks-2.22%

ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	25,000	25,000,000
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,000,000
				40,000,000

Specialized Finance-3.88%

Crown Point Capital Co., LLC(c)	2.88%	04/09/2019	20,000	20,000,000
Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	35,000	35,000,000
Glencove Funding LLC(b)	2.87%	04/09/2019	5,000	4,984,562
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.54%	04/18/2019	10,000	9,966,267
				69,950,829
Total Commercial Paper (Cost $884,332,781)				884,332,781

Certificates of Deposit-23.47%

Banco Del Estado De Chile(c)	2.64%	04/17/2019	13,400	13,394,215
Banco Del Estado De Chile(c)	2.70%	05/10/2019	10,000	10,000,000
Banco Del Estado De Chile(c)	2.87%	07/05/2019	20,000	20,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%)(c)(d)	2.95%	11/01/2019	10,000	10,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	15,000	15,000,000
BNP Paribas S.A.(c)	2.38%	03/01/2019	70,000	70,000,000
BNP Paribas Securities Corp. (1 mo. USD LIBOR + 0.25%) (France)(c)(d)	2.76%	04/18/2019	10,000	10,000,000
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,000,657
China Construction Bank Corp.(c)	2.72%	03/19/2019	20,000	20,000,000
China Construction Bank Corp.(c)	2.75%	05/13/2019	10,000	10,000,000
China Construction Bank Corp.(c)	2.76%	03/14/2019	15,000	15,000,000
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.19%) (Netherlands)(c)(d)	2.70%	04/17/2019	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	10,000	9,999,877
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	3,000	3,000,000
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	37,000	37,000,000
MUFG Bank, Ltd.(c)	2.69%	08/21/2019	5,000	4,936,204
MUFG Bank, Ltd.(c)	2.86%	07/09/2019	10,000	10,000,000
Natixis (3 mo. USD LIBOR)(c)(d)	2.66%	08/22/2019	15,000	15,000,000
Natixis(c)	2.88%	07/09/2019	25,000	25,000,000
Nordea Bank AB(c)	2.35%	03/01/2019	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%)(c)(d)	2.67%	04/04/2019	$10,000	$10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.19%)(c)(d)	2.70%	04/17/2019	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.25%) (Singapore)(c)(d)	2.76%	05/03/2019	5,100	5,100,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	5,000	5,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.79%	08/23/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	15,000	15,000,000
Total Certificates of Deposit (Cost $423,430,953)				423,430,953

Variable Rate Demand Notes-4.66%(e)

Credit Enhanced-4.66%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	10,810	10,810,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2019	21,100	21,100,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	3,900	3,900,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	12,400	12,400,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC -TD Bank, N.A.)(f)	2.45%	03/01/2039	8,900	8,900,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(f)	1.45%	02/01/2031	2,400	2,400,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2019	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $84,060,000)				84,060,000

U.S. Dollar Denominated Bonds & Notes-0.33%

Diversified Banks-0.33%

Commonwealth Bank of Australia; Sr. Unsec. Notes (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,938,280
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,938,280)				5,938,280
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-77.47% (Cost $1,397,762,014)				1,397,762,014

			Repurchase Amount
Repurchase Agreements-22.58%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	11,000,764	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	45,003,125	45,000,000
Citigroup Global Markets, Inc., open agreement dated 09/20/2018, (collateralized by domestic and foreign non-agency asset-backed securities valued at $25,850,001; 2.66% - 6.76%; 09/25/2034 - 12/05/2036)(h)	3.23%	-	-	23,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(i)	2.60%	03/07/2019	5,002,528	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(i)	2.52%	03/07/2019	$12,005,880	$12,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	24,589,344	24,587,555
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(h)	3.11%	-	-	5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(h)	2.50%	-	-	20,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	25,001,736	25,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2019, aggregate maturing value of $1,000,072,222 (collateralized by domestic agency mortgage-backed securities valued at $1,020,641,494; 3.50%; 04/20/2048)	2.60%	03/01/2019	106,336,580	106,328,901
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	90,006,475	90,000,000
Wells Fargo Securities, LLC, term agreement dated 01/29/2019, maturing value of $20,157,500 (collateralized by domestic non-agency asset-backed securities valued at $21,000,001; 3.06% - 3.21%; 02/15/2024 - 12/09/2024)	3.15%	04/29/2019	20,157,500	20,000,000
Total Repurchase Agreements (Cost $407,416,456)				407,416,456
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.05% (Cost $1,805,178,470)				1,805,178,470
OTHER ASSETS LESS LIABILITIES-(0.05)%				(850,709)
NET ASSETS-100.00%				$1,804,327,761

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $653,562,739, which represented 36.22% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Canada: 10.9%; Netherlands: 10.8%; Japan: 10.2%; Switzerland: 8.7%; China: 7.0%; other countries less than 5% each: 22.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	43.4%
8-30	5.0
31-60	25.8
61-90	5.1
91-180	11.0
181+	9.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-47.52%

U.S. Treasury Bills-39.04%(a)

U.S. Treasury Bills	2.48%	04/04/2019	$250,000	$249,417,986
U.S. Treasury Bills	2.40%	04/11/2019	190,000	189,482,830
U.S. Treasury Bills	2.41%	04/16/2019	200,000	199,386,667
U.S. Treasury Bills	2.42%	04/18/2019	100,000	99,679,333
U.S. Treasury Bills	2.41%	04/23/2019	200,000	199,293,333
U.S. Treasury Bills	0.00%	04/30/2019	400,000	398,500,444
U.S. Treasury Bills	2.39%	05/02/2019	50,000	49,795,486
U.S. Treasury Bills	2.41%	05/16/2019	200,000	198,986,666
U.S. Treasury Bills	2.41%	05/23/2019	300,000	298,343,458
U.S. Treasury Bills	2.42%	05/30/2019	125,000	124,248,437
U.S. Treasury Bills	2.51%	06/13/2019	450,000	446,776,000
U.S. Treasury Bills	2.52%	06/20/2019	200,000	198,467,583
U.S. Treasury Bills	2.51%	06/27/2019	200,000	198,374,222
U.S. Treasury Bills	2.49%	07/18/2019	200,000	198,100,333
U.S. Treasury Bills	2.48%	07/25/2019	100,000	99,006,389
U.S. Treasury Bills	2.48%	08/01/2019	75,000	74,219,063
U.S. Treasury Bills	2.47%-2.47%	08/22/2019	200,000	197,643,992
U.S. Treasury Bills	2.49%	08/29/2019	125,000	123,457,101
				3,543,179,323

U.S. Treasury Notes-8.48%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.45%	10/31/2019	110,000	110,009,441
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.40%	01/31/2020	85,000	84,968,051
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.43%	04/30/2020	90,000	90,004,946
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.44%	07/31/2020	215,000	214,988,692
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.44%	10/31/2020	125,000	124,998,389
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	2.51%	01/31/2021	145,000	144,940,272
				769,909,791
Total U.S. Treasury Securities (Cost $4,313,089,114)				4,313,089,114

U.S. Government Sponsored Agency Securities-8.88%

Federal Farm Credit Bank (FFCB)-2.87%

Unsec. Bonds (1 mo. USD LIBOR - 0.05%)(b)	2.55%	02/21/2020	10,520	10,532,816
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.44%	11/19/2019	25,000	24,990,732
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.45%	12/04/2019	15,000	14,999,702
Unsec. Bonds (1 mo. USD LIBOR - 0.07%)(b)	2.45%	12/18/2019	10,000	9,999,229
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.44%	06/05/2019	15,000	14,999,804
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	09/23/2019	35,000	34,999,003
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.42%	10/08/2019	50,000	49,988,606
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.41%	09/25/2019	50,000	49,998,555
Unsec. Bonds (1 mo. USD LIBOR - 0.14%)(b)	2.38%	04/11/2019	25,000	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)

Unsec. Global Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	08/28/2019	$25,000	$24,998,769
				260,507,216

Federal Home Loan Bank (FHLB)-4.17%

Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.46%	10/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.06%)(b)	2.46%	10/11/2019	38,000	38,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/06/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.42%	05/17/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/20/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.09%)(b)	2.41%	12/27/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.10%)(b)	2.41%	04/18/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.39%	04/22/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR - 0.11%)(b)	2.40%	04/22/2019	15,000	15,000,000
Unsec. Bonds (SOFR + 0.08%)(b)	2.48%	07/24/2020	16,000	16,000,000
Unsec. Global Bonds (1 mo. USD LIBOR - 0.08%)(b)	2.43%	06/14/2019	50,000	50,000,000
				379,000,000

Federal Home Loan Mortgage Corp. (FHLMC)-0.34%

Series M006, Class A, Taxable VRD MFH Ctfs.(c)	2.52%	10/15/2045	15,598	15,597,923
Unsec. Medium-Term Notes (1 mo. USD LIBOR - 0.10%)(b)	2.42%	08/08/2019	15,000	15,000,000
				30,597,923

Federal National Mortgage Association (FNMA)-0.22%

Unsec. Notes (SOFR + 0.06%)(b)	2.46%	07/30/2020	20,000	20,000,000

Overseas Private Investment Corp. (OPIC)-1.28%

Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	12/15/2019	3,312	3,312,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	06/15/2025	12,000	12,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2025	3,000	3,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.40%	11/15/2025	8,000	8,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2026	5,000	5,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	02/15/2028	10,000	10,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	08/15/2029	15,000	15,000,000
Sr. Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	10/15/2030	5,000	5,000,000
Sr. Unsec. Gtd. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.42%	09/15/2022	8,864	8,864,000
Unsec. Gtd. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.41%	09/15/2020	45,800	45,800,000
				115,976,000
Total U.S. Government Sponsored Agency Securities (Cost $806,081,139)				806,081,139
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-56.40% (Cost $5,119,170,253)				5,119,170,253

			Repurchase
			Amount
Repurchase Agreements-48.09%(d)

Bank of Montreal, joint term agreement dated 02/15/2019, aggregate maturing value of $150,316,458 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $153,000,061; 0% - 8.00%; 04/25/2019 - 02/15/2049)(e)	2.45%	03/18/2019	50,105,486	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Bank of Nova Scotia, agreement dated 02/28/2019, maturing value of $450,032,250 (collateralized by domestic agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $459,000,000; 2.50% - 6.63%; 09/01/2026 - 02/01/2049)	2.58%	03/01/2019	$450,032,250	$450,000,000
BMO Capital Markets Corp., joint term agreement dated 02/15/2019, aggregate maturing value of $360,759,500 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $367,200,000; 1.96% - 6.00%; 08/25/2023 - 02/20/2069)(e)	2.45%	03/18/2019	100,210,972	100,000,000
CIBC World Markets Corp., agreement dated 02/28/2019, maturing value of $250,017,847 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,030; 2.75% - 5.00%; 09/15/2021 - 03/01/2049)	2.57%	03/01/2019	250,017,847	250,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	15,167,557	15,166,483
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $300,019,167 (collateralized by a U.S. Treasury obligation valued at $306,000,000; 2.50%; 02/28/2021)	2.30%	03/01/2019	300,019,167	300,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2019, maturing value of $400,028,667 (collateralized by a U.S. Treasury obligation valued at $408,002,969; 2.75%; 07/31/2023)	2.58%	03/01/2019	400,028,667	400,000,000
ING Financial Markets LLC, term agreement dated 01/11/2019, maturing value of $100,663,222 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $102,000,031; 0% - 5.50%; 01/02/2020 - 07/01/2052)	2.54%	04/15/2019	100,663,222	100,000,000
ING Financial Markets, LLC, agreement dated 02/28/2019, maturing value of $100,007,167 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $102,000,048; 0% - 5.50%; 08/15/2019 - 01/01/2049)	2.58%	03/01/2019	100,007,167	100,000,000
ING Financial Markets, LLC, joint term agreement dated 02/08/2019, aggregate maturing value of $654,226,083 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $663,000,140; 0% - 7.00%; 06/30/2019 - 01/01/2057)	2.49%	05/13/2019	150,975,250	150,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2019, aggregate maturing value of $300,140,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,045; 0% - 7.00%; 08/15/2019 - 02/01/2049)(e)	2.40%	03/01/2019	130,060,667	130,000,000
ING Financial Markets, LLC, joint term agreement dated 02/26/2019, aggregate maturing value of $300,140,583 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $306,000,043; 0% - 5.50%; 08/15/2019 - 07/01/2052)(e)	2.41%	03/05/2019	100,046,861	100,000,000
ING Financial Markets, LLC, term agreement dated 02/26/2019, maturing value of $50,023,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $51,000,078; 0% - 5.00%; 08/15/2019 - 10/01/2048)(e)	2.41%	03/05/2019	50,023,431	50,000,000
J.P. Morgan Securities LLC, agreement dated 02/28/2019, maturing value of $500,036,111 (collateralized by U.S. Treasury obligations valued at $510,000,024; 0% - 2.38%; 08/08/2019 - 04/30/2022)	2.60%	03/01/2019	500,036,111	500,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/28/2019, aggregate maturing value of $500,249,240 (collateralized by U.S. Treasury obligations valued at $508,609,469; 0% - 4.50%; 04/18/2019 - 02/15/2043)(e)	2.46%	03/07/2019	40,021,509	40,002,375
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/28/2019, aggregate maturing value of $2,353,066,783 (collateralized by U.S. Treasury obligations valued at $2,402,216,977; 1.63% - 2.25%; 08/31/2022 - 02/15/2027)(e)	2.47%	03/07/2019	201,759,354	201,662,500
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/27/2019, maturing value of $60,028,233 (collateralized by a U.S. Treasury obligation valued at $61,204,187; 1.63%; 08/31/2022)(e)	2.42%	03/06/2019	60,028,233	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Natixis, agreement dated 02/28/2019, maturing value of $100,007,139 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations and a domestic agency mortgage-backed security valued at $102,000,018; 0% - 8.75%; 05/09/2019 - 09/15/2065)	2.57%	03/01/2019	$100,007,139	$100,000,000
Nomura Securities International, Inc., agreement dated 02/28/2019, maturing value of $250,017,917 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,000; 0% - 7.50%; 06/01/2019 - 02/01/2051)	2.58%	03/01/2019	250,017,917	250,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0% - 6.50%; 03/25/2019 - 03/25/2058)(b)(e)	2.43%	04/30/2019	280,000,000	280,000,000
Royal Bank of Canada, joint term agreement dated 01/24/2019, aggregate maturing value of $840,156,125 (collateralized by U.S. Treasury obligations valued at $851,700,099; 0.25% - 4.50%; 08/15/2019 - 02/15/2048)(e)	2.47%	04/24/2019	75,463,125	75,000,000
Royal Bank of Canada, joint term agreement dated 02/06/2019, aggregate maturing value of $503,075,000 (collateralized by U.S. Treasury obligations valued at $510,000,084; 0.13% - 3.75%; 04/15/2021 - 11/15/2043)(e)	2.46%	05/07/2019	70,430,500	70,000,000
Societe Generale, joint open agreement dated 06/25/2018 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0% - 7.00%; 01/01/2020 - 04/20/2065)(f)	2.43%	-	-	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2019, aggregate maturing value of $1,000,072,222 (collateralized by domestic agency mortgage-backed securities valued at $1,020,641,494; 3.50%; 04/20/2048)	2.60%	03/01/2019	92,779,028	92,772,328
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	400,028,778	400,000,000
Total Repurchase Agreements (Cost $4,364,603,686)				4,364,603,686
TOTAL INVESTMENTS IN SECURITIES(g)-104.49% (Cost $9,483,773,939)				9,483,773,939
OTHER ASSETS LESS LIABILITIES-(4.49)%				(407,614,779)
NET ASSETS-100.00%				$9,076,159,160

Investment Abbreviations:

Ctfs.	-Certificates
Gtd.	-Guaranteed
LIBOR	-London Interbank Offered Rate
MFH	-Multi-Family Housing
SOFR	-Secured Overnight Financing Rate
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(d)	Principal amount equals value at period end. See Note1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	44.6%
8-30	0.0
31-60	11.9
61-90	12.2
91-180	17.2
181+	14.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-92.48%

Alabama-4.46%

Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB)(a)(b)(c)	1.46%	07/01/2040	$4,195	$4,195,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia)(a)(b)(c)(d)	1.43%	04/01/2028	2,500	2,500,000
				6,695,000

Arizona-3.03%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, Ref. VRD RB (LOC-Bank Of America, N.A.)(b)(c)	1.56%	01/01/2046	2,000	2,000,000
Arizona (State of) Health Facilities Authority (Catholic Healthcare West Loan Program); Series 2008 B, VRD Health Facility RB (LOC-Barclays Bank PLC)(a)(b)(c)	1.45%	07/01/2025	1,700	1,700,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	300	300,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)(b)	1.46%	06/15/2031	550	550,000
				4,550,000

Colorado-0.36%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	02/01/2031	537	537,000

Delaware-0.37%

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.43%	05/01/2036	550	550,000

District of Columbia-2.08%

District of Columbia (American University); Series 1998 A, VRD Multimodal RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	08/15/2038	1,875	1,875,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.42%	10/01/2039	1,240	1,240,000
				3,115,000

Florida-8.62%

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	10/01/2021	300	300,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.45%	10/01/2050	3,500	3,500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.48%	11/01/2036	245	245,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.47%	07/01/2032	435	435,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC-Northern Trust Co. (The))(b)(c)	1.45%	11/01/2038	5,120	5,120,000
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. RB (LOC-Wells Fargo Bank N.A.)(b)(c)	1.75%	07/01/2037	3,330	3,330,000
				12,930,000

Georgia-4.99%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.)(b)(c)(e)	1.52%	01/01/2029	485	485,000
Georgia (State of) Private Colleges & Universities Authority (Emory University);
Series 2005 B-2, VRD RB(b)	1.47%	09/01/2035	900	900,000
Series 2019, Commercial Paper Notes	1.62%	05/14/2019	2,500	2,498,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);

Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	01/01/2030	$400	$400,000
Series 2010 A, Ref. VRD PCR (LOC-Bank of Montreal)(a)(b)(c)	1.42%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.55%	09/01/2020	200	200,000
				7,483,552

Illinois-3.59%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	1.39%	12/01/2046	755	755,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co. (The))(b)(c)	1.40%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis)(b)(c)(e)	1.54%	12/01/2039	890	890,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	2.40%	10/01/2024	760	760,000
Morton Grove (Village of) (Illinois Holocaust Museum & Edu’l Center); Series 2006, VRD Cultural Facilities RB (LOC-Bank of America, N.A.)(b)(c)	1.43%	12/01/2041	1,840	1,840,000
				5,385,000

Indiana-6.47%

Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.)(b)(c)	1.85%	08/01/2037	1,120	1,120,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland)(a)(b)(c)	1.45%	06/01/2035	2,590	2,590,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC - Barclays Bank PLC)(a)(b)(c)	1.55%	03/05/2019	2,000	2,000,000
Purdue University; Series 2011 A, VRD COP(b)	1.27%	07/01/2035	1,065	1,065,000
Rockport (City of) (AEP Generating Company); Series 1995 A, Ref. VRD PCR (LOC-MUFG Bank, Ltd.)(a)(b)(c)	1.43%	07/01/2025	2,940	2,940,000
				9,715,000

Louisiana-2.24%

Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.)(b)(c)(e)	1.55%	12/01/2027	1,400	1,400,000
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.50%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC-Bank of New York Mellon (The))(b)(c)	1.50%	07/01/2047	960	960,000
				3,360,000

Maryland-2.27%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2019 B, Commercial Paper Notes	1.63%	03/05/2019	1,300	1,299,994
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.)(b)(c)	1.47%	04/01/2035	1,215	1,215,000
Montgomery (County of); Series 2009 B, Commercial Paper BAN	1.80%	05/09/2019	900	899,775
				3,414,769

Massachusetts-1.08%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC -TD Bank, N.A.)(b)(c)	2.45%	03/01/2039	1,625	1,625,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-2.84%

Michigan State University Board of Trustees; Series 2000 A-1, VRD General RB (CEP-Royal Bank of Canada)(b)	1.48%	08/15/2030	$1,500	$1,500,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.45%	03/01/2031	2,760	2,760,000
				4,260,000

Minnesota-4.31%

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)(b)	1.52%	11/15/2031	2,470	2,470,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)(b)	1.43%	11/01/2035	4,000	4,000,000
				6,470,000

Mississippi-2.30%
Mississippi Business Finance Corp.(Chevron U.S.A. Inc.);
Series 2010 E, VRD Gulf Opportunity Zone IDR(b)	1.37%	12/01/2030	2,450	2,450,000
Series 2010 C, VRD IDR(b)	1.43%	12/01/2030	1,000	1,000,000
				3,450,000

Missouri-1.97%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC-FHLB of Chicago)(b)(c)	1.46%	11/01/2037	480	480,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago)(b)(c)	1.47%	08/01/2038	470	470,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.)(b)(c)	1.42%	11/15/2043	2,000	2,000,000
				2,950,000

Nebraska-0.13%

Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC-Citibank, N.A.)(b)(c)	2.75%	10/01/2042	190	190,000

NewYork-5.84%

New York (City of); Subseries 2015 F-5, VRD Unlimited Tax GO Bonds(b)	1.55%	06/01/2044	3,050	3,050,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC-Mizuho Bank, Ltd.)(a)(b)(c)	1.47%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (572 11th Ave. Housing); Series 2017 A, VRD Taxable RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.55%	11/01/2049	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2016B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.55%	11/01/2049	1,060	1,060,000
Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(a)(b)(c)	2.60%	11/01/2019	220	220,000
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Subseries 2005 B-2, Ref. VRD RB (LOC-Citibank, N.A.)(b)(c)	1.41%	01/01/2032	2,330	2,330,000
				8,760,000

North Carolina-4.15%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(b)	1.55%	01/15/2037	2,550	2,550,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.33%	12/01/2021	2,200	2,200,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-TD Bank, N.A.)(a)(b)(c)	1.40%	05/01/2036	1,475	1,475,000
				6,225,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-4.60%

Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB(b)	1.43%	11/15/2041	$3,100	$3,100,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank N.A.)(b)(c)	1.43%	08/02/2038	190	190,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD Hospital RB(b)	1.60%	01/01/2039	3,615	3,615,000
				6,905,000

Oregon-1.02%

Marion (County of) Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.)(b)(c)(e)	1.47%	07/01/2027	890	890,000
Portland (Port of), Oregon (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC-Industrial & Commercial Bank of China Ltd.)(a)(b)(c)(e)	1.55%	07/01/2026	645	645,000
				1,535,000

Pennsylvania-3.33%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(b)(c)	2.47%	11/01/2030	795	795,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC-PNC Bank N.A.)(b)(c)	1.73%	06/01/2037	905	905,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	1.73%	10/15/2025	2,119	2,119,000
Pennsylvania (State of) Economic DFA (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.45%	12/01/2025	200	200,000
Pennsylvania (State of) Economic DFA (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.)(b)(c)	1.45%	08/01/2026	175	175,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.)(b)(c)	1.44%	11/01/2029	810	810,000
				5,004,000

Rhode Island-2.13%

Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD Higher Education Facilities RB (CEP-Northern Trust Co.)(b)	1.45%	09/01/2043	3,200	3,200,000

Texas-8.56%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)(b)	1.47%	08/01/2035	2,000	2,000,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.)(b)(c)	1.46%	02/15/2042	1,070	1,070,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC-Sumitomo Mitsui Banking Corp.)(a)(b)(c)	1.43%	05/15/2034	1,700	1,700,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)(b)(e)	1.52%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)(b)	1.46%	05/01/2042	1,485	1,485,000
Texas A&M University System Board of Regents; Series 2019 B, Revenue Financing System Commercial Paper Notes	1.66%	04/02/2019	3,500	3,499,426
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(b)	1.42%	08/01/2025	2,200	2,200,000
				12,844,426

Utah-3.92%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce)(a)(b)(c)	1.45%	11/01/2024	4,250	4,250,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(b)	1.42%	05/15/2035	1,140	1,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)

Weber (County of) (IHC Health Services, Inc.); Series 2000A, VRD Hospital RB(b)	1.40%	02/15/2031	$500	$ 500,000
				5,890,000

Virginia-2.16%

Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(b)	1.40%	08/01/2037	900	900,000
University of Virginia System Board of Regents;
Series 2019 A, Commercial Paper Notes	1.45%	03/06/2019	1,150	1,149,973
Series 2019 A, Commercial Paper Notes	1.45%	03/05/2019	1,200	1,199,963
				3,249,936

Washington-3.73%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	09/01/2049	5,000	5,000,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC-FHLB of San Francisco)(b)(c)	1.51%	11/01/2047	600	600,000
				5,600,000

West Virginia-0.87%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.)(b)(c)	1.44%	01/01/2034	1,300	1,300,000

Wisconsin-1.06%

Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.)(b)(c)(e)	1.48%	09/01/2019	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago)(b)(c)	1.43%	10/01/2042	495	495,000
				1,595,000
Total Municipal Obligations (Cost $138,791,000)				138,788,683
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-92.48% (Cost $138,791,000)				138,788,683

			Repurchase Amount
Repurchase Agreements-7.27%(f)

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2019, aggregate maturing value of $1,000,070,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,045; 2.13% - 2.25%; 03/31/2024 - 11/15/2027)	2.55%	03/01/2019	5,400,382	5,400,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2019, aggregate maturing value of $700,050,556(collateralized by U.S. Treasury obligations valued at $714,298,802; 0%; 05/15/2029 - 11/15/2048)	2.60%	03/01/2019	5,500,397	5,500,000
Total Repurchase Agreements (Cost $10,900,000)				10,900,000
TOTAL INVESTMENTS IN SECURITIES(g)(h)-99.75% (Cost $149,691,000)				149,688,683
OTHER ASSETS LESS LIABILITIES-0.25%				381,813
NET ASSETS-100.00%				$150,070,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio

Investment Abbreviations:

BAN	- Bond Anticipation Notes
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
Sr.	- Senior
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.5%; Japan: 7.0%; other countries less than 5% each: 8.9%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2019 represented 1.67% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)	Principal amount equals value at period end. See Note1I.
(g)	Also represents cost for federal income tax purposes.
(h)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Bank	5.3%

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	95.4%
8-30	0.0
31-60	2.3
61-90	2.3
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

February 28, 2019

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio

Assets:
Investments in securities, at value	$1,397,762,014	$5,119,170,253	$138,788,683

Repurchase agreements, at value and cost	407,416,456	4,364,603,686	10,900,000

Cash	108,026	-	30,034

Receivable for:
Investments sold	-	-	380,000

Fund shares sold	185,077	7,926	573

Interest	2,147,621	3,930,445	192,974

Other assets	3,515	934,375	100

Total assets	1,807,622,709	9,488,646,685	150,292,364

Liabilities:

Payable for:
Investments purchased	-	398,500,445	-

Fund shares reacquired	249,337	2,014	1

Amount due custodian	-	934,403	-

Dividends	3,043,422	13,031,563	219,072

Accrued fees to affiliates	2,189	10,484	-

Accrued operating expenses	-	8,616	2,795

Total liabilities	3,294,948	412,487,525	221,868

Net assets applicable to shares outstanding	$1,804,327,761	$9,076,159,160	$150,070,496

Net assets consist of:

Shares of beneficial interest	$1,803,910,353	$9,076,108,938	$150,103,484

Distributable earnings	417,408	50,222	(32,988)

	$1,804,327,761	$9,076,159,160	$150,070,496

Net Assets:

Investor Class	$44,064,516	$32,344,372	$14,502,531

Institutional Class	$1,750,346,600	$9,043,814,788	$135,567,965

Private Investment Class	$6,063,062	$-	$-

Personal Investment Class	$10,213	$-	$-

Reserve Class	$10,144	$-	$-

Resource Class	$3,833,226	$-	$-

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	44,054,297	32,344,375	14,503,168

Institutional Class	1,749,944,247	9,043,792,964	135,573,005

Private Investment Class	6,061,655	-	-

Personal Investment Class	10,210	-	-

Reserve Class	10,142	-	-

Resource Class	3,832,337	-	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.0000

Cost of Investments	$1,805,178,470	$9,483,773,939	$149,691,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the six months ended February 28, 2019

(Unaudited)

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio

Investment income:

Interest	$16,605,584	$85,212,913	$1,119,684

Expenses:

Advisory fees	1,639,214	9,081,060	171,227

Distribution fees:
Private Investment Class	8,624	-	-

Personal Investment Class	28	-	-

Reserve Class	44	-	-

Resource Class	3,204	-	-

Total expenses	1,651,114	9,081,060	171,227

Less: Fees waived	(458,981)	(2,542,699)	(34,245)

Net expenses	1,192,133	6,538,361	136,982

Net investment income	15,413,451	78,674,552	982,702

Realized and unrealized gain (loss) from:

Net realized gain (loss) from investment securities	1,103	(64,933)	-

Change in net unrealized appreciation (depreciation) of investment securities	-	-	(1,634)

Net realized and unrealized gain (loss)	1,103	(64,933)	(1,634)

Net increase in net assets resulting from operations	$15,414,554	$78,609,619	$ 981,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio
	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018	February 28, 2019	August 31, 2018

Operations:

Net investment income	$15,413,451	$13,014,257	$78,674,552	$83,614,857	$982,702	$1,023,465

Net realized gain (loss)	1,103	1,589	(64,933)	126,225	-	(2,131)

Change in net unrealized appreciation (depreciation)	-	-	-	-	(1,634)	(1,229)

Net increase in net assets resulting from operations	15,414,554	13,015,846	78,609,619	83,741,082	981,068	1,020,105

Distributions to shareholders from distributable earnings:

Investor Class	(393,546)	(463,865)	(350,008)	(452,872)	(101,165)	(130,859)

Institutional Class	(14,918,191)	(12,486,880)	(78,324,544)	(83,145,968)	(881,537)	(892,567)

Private Investment Class	(58,432)	(33,109)	-	-	-	-

Personal Investment Class	(91)	(106)	-	-	-	-

Reserve Class	(73)	(73)	-	-	-	-

Resource Class	(43,118)	(30,224)	-	-	-	-

Total distributions from distributable earnings	(15,413,451)	(13,014,257)	(78,674,552)	(83,598,840)	(982,702)	(1,023,426)

Share transactions-net:

Investor Class	14,368,049	(350,579)	(184,117)	(6,280,654)	147,313	3,540,234

Institutional Class	792,586,879	274,017,647	2,124,413,759	1,188,349,123	58,049,618	20,226,212

Private Investment Class	364,583	5,687,030	-	-	-	-

Personal Investment Class	88	99	-	-	-	-

Reserve Class	71	66	-	-	-	-

Resource Class	(2,864,187)	6,686,469	-	-	-	-

Net increase in net assets resulting from share transactions	804,455,483	286,040,732	2,124,229,642	1,182,068,469	58,196,931	23,766,446

Net increase in net assets	804,456,586	286,042,321	2,124,164,709	1,182,210,711	58,195,297	23,763,125

Net assets:

Beginning of period	999,871,175	713,828,854	6,951,994,451	5,769,783,740	91,875,199	68,112,074

End of period	$1,804,327,761	$999,871,175	$9,076,159,160	$6,951,994,451	$150,070,496	$91,875,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1 - Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”) (formerly Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, began to price and transact in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAVs to four decimal places (e.g., $1.0000).

Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

For the six months ended February 28, 2019, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$458,981
Invesco Premier U.S. Government Money Portfolio	2,542,699
Invesco Premier Tax-Exempt Portfolio	34,245

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2019, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Premier Portfolio	$68,517,305	$66,148,988	$-
Invesco Premier Tax-Exempt Portfolio	75,427,487	100,776,909	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2018 which expires as follows:

	Short-Term	Not Subject to
Fund	2019	Expiration	Total*
Invesco Premier U.S. Government Money Portfolio	$ -	$44,029	$44,029
Invesco Premier Tax-Exempt Portfolio	27,083	3,793	30,876

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2019
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Premier U.S. Government Money Portfolio	$9,483,777,104	$-	$(3,165)	$(3,165)

*

For Invesco Premier U.S. Government Money Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount
Sold:

Investor Class	28,679,066	$28,679,066	21,786,092	$ 21,786,092
Institutional Class	1,884,832,141	1,884,832,141	903,684,464	903,684,464
Private Investment Class	575,000	575,000	5,653,921	5,653,921
Resource Class	692,695	692,695	6,656,245	6,656,245

Issued as reinvestment of dividends:

Investor Class	363,226	363,226	447,640	447,640
Institutional Class	10,834,032	10,834,032	8,018,511	8,018,511
Private Investment Class	56,583	56,583	33,109	33,109
Personal Investment Class	88	88	99	99
Reserve Class	71	71	66	66
Resource Class	43,118	43,118	30,224	30,224

Reacquired:

Investor Class	(14,674,243)	(14,674,243)	(22,584,311)	(22,584,311)
Institutional Class	(1,103,079,294)	(1,103,079,294)	(637,685,328)	(637,685,328)
Private Investment Class	(267,000)	(267,000)	-	-
Resource Class	(3,600,000)	(3,600,000)	-	-
Net increase in share activity	804,455,483	$804,455,483	286,040,732	$286,040,732

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has as no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:

Investor Class	7,921,755	$7,921,755	14,268,396	$ 14,268,396
Institutional Class	25,810,577,359	25,810,577,359	37,935,755,513	37,935,755,513

Issued as reinvestment of dividends:

Investor Class	339,614	339,614	447,710	447,710
Institutional Class	31,908,599	31,908,599	26,833,416	26,833,416

Reacquired:

Investor Class	(8,445,486)	(8,445,486)	(20,996,760)	(20,996,760)
Institutional Class	(23,718,072,199)	(23,718,072,199)	(36,774,239,806)	(36,774,239,806)
Net increase in share activity	2,124,229,642	$2,124,229,642	1,182,068,469	$ 1,182,068,469

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:

Investor Class	1,778,404	$1,778,404	7,938,473	$ 7,937,702
Institutional Class	237,681,654	237,681,651	679,992,933	679,928,774

Issued as reinvestment of dividends:

Investor Class	101,126	101,126	130,335	130,324
Institutional Class	696,501	696,501	677,804	677,743

Reacquired:

Investor Class	(1,732,217)	(1,732,217)	(4,528,190)	(4,527,792)
Institutional Class	(180,328,537)	(180,328,534)	(660,443,560)	(660,380,305)
Net increase in share activity	58,196,931	$58,196,931	23,767,795	$ 23,766,446

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10–Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/19	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.14%	$1,750,347	0.18	%(c)	0.25	%(c)	2.35	%(c)
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	957,754	0.18		0.25		1.63
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	683,734	0.18		0.25		0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	6,342,444	0.18		0.25		0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	6,704,767	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	9,324,369	0.18		0.25		0.02
Invesco Premier U.S. Government Money Portfolio
Six months ended 02/28/19	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.06	9,043,815	0.18	(c)	0.25	(c)	2.17	(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	6,919,466	0.18		0.25		1.36
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	5,730,975	0.18		0.25		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	2,551,750	0.17		0.25		0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,397,561	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,380,531	0.07		0.25		0.02
Invesco Premier Tax-Exempt Portfolio
Six months ended 02/28/19	1.0000	0.0071	(0.0000)	0.0071	(0.0071)	1.0000	0.72	135,568	0.20	(c)	0.25	(c)	1.43	(c)
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	77,520	0.20		0.25		1.06
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	57,297	0.20		0.25		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	129,818	0.15		0.25		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	115,021	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	119,884	0.10		0.25		0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,278,621, $7,292,420 and $123,941 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

29	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Institutional Class	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/19)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,011.40	$0.90	$1,023.90	$0.90	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,010.60	0.90	1,023.90	0.90	0.18
Invesco Premier Tax-Exempt Portfolio	1,000.00	1,007.20	1.00	1,023.80	1.00	0.20

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 Invesco Distributors, Inc. CM-I-TST-SAR-2

Semiannual Report to Shareholders	February 28, 2019

Resource Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
12	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/19
FUND		WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period		At Reporting Period End	At Reporting Period End
Invesco Premier	16 - 35 days		29 days	56 days	$3.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-49.01%(a)
Asset-Backed Securities - Fully Supported-6.30%
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$20,000	$19,991,667
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	15,000	14,962,000
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.55%	04/01/2019	31,000	30,932,196
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.54%	04/04/2019	28,000	27,933,095
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	10,000	9,892,500
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	10,000	9,996,867
				113,708,325

Asset-Backed Securities - Fully Supported Bank-18.24%
Albion Capital LLC (CEP-MUFG Bank, Ltd.)(c)	2.60%	04/23/2019	30,000	29,885,608
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.61%-2.69%	03/01/2019	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	15,000	14,955,025
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	25,000	24,905,410
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	3.02%	01/02/2020	35,000	35,000,000
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/03/2019	14,858	14,819,183
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC)(c)	2.92%	04/03/2019	25,000	24,933,542
Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	10,000	10,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	35,000	34,992,517
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)	2.88%	04/12/2019	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	25,000	24,744,687
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	10,000	9,896,656
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.68%	08/14/2019	5,000	4,938,903
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	20,000	19,991,700
				329,063,231

Consumer Finance-0.55%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	10,000	10,000,000

Diversified Banks-16.16%
Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	10,000	10,000,000
Banco Santander, S.A.(c)	2.40%	03/06/2019	40,000	39,986,667
Bank of China Ltd(c)	2.81%	05/14/2019	17,000	16,902,505
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.23%) (Canada)(b)(c)(d)	2.72%	08/01/2019	10,000	10,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%) (United Kingdom)(b)(c)(d)	2.94%	03/27/2019	5,000	5,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.93%	04/24/2019	20,000	20,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	10,000	10,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	15,000	15,000,000
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,963,867
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/26/2019	10,000	9,981,180
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	10,000	9,958,778
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	5,000	5,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.20%)(d)	2.96%	07/26/2019	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks-(continued)
Mizuho Bank, Ltd.(b)(c)	2.56%	04/25/2019	$30,000	$29,883,125
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%) (Singapore)(b)(c)(d)	2.67%	04/08/2019	10,000	10,001,285
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.62%	08/23/2019	10,000	10,000,000
United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	5,000	4,979,389
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.99%	12/27/2019	20,000	20,000,000
Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.75%	05/28/2019	15,000	15,000,000
				291,656,796

Diversified Capital Markets-1.66%
Ontario Teachers’ Finance Trust (Canada)(b)(c)	2.92%	06/25/2019	5,000	4,953,600
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	5,000	5,000,000
				29,953,600

Regional Banks-2.22%
ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	25,000	25,000,000
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,000,000
				40,000,000

Specialized Finance-3.88%
Crown Point Capital Co., LLC(c)	2.88%	04/09/2019	20,000	20,000,000
Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	35,000	35,000,000
Glencove Funding LLC(b)	2.87%	04/09/2019	5,000	4,984,562
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.54%	04/18/2019	10,000	9,966,267
				69,950,829
Total Commercial Paper (Cost $884,332,781)				884,332,781

Certificates of Deposit-23.47%
Banco Del Estado De Chile(c)	2.64%	04/17/2019	13,400	13,394,215
Banco Del Estado De Chile(c)	2.70%	05/10/2019	10,000	10,000,000
Banco Del Estado De Chile(c)	2.87%	07/05/2019	20,000	20,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%)(c)(d)	2.95%	11/01/2019	10,000	10,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	15,000	15,000,000
BNP Paribas S.A.(c)	2.38%	03/01/2019	70,000	70,000,000
BNP Paribas Securities Corp. (1 mo. USD LIBOR + 0.25%) (France)(c)(d)	2.76%	04/18/2019	10,000	10,000,000
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,000,657
China Construction Bank Corp.(c)	2.72%	03/19/2019	20,000	20,000,000
China Construction Bank Corp.(c)	2.75%	05/13/2019	10,000	10,000,000
China Construction Bank Corp.(c)	2.76%	03/14/2019	15,000	15,000,000
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.19%) (Netherlands)(c)(d)	2.70%	04/17/2019	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	10,000	9,999,877
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	3,000	3,000,000
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	37,000	37,000,000
MUFG Bank, Ltd.(c)	2.69%	08/21/2019	5,000	4,936,204
MUFG Bank, Ltd.(c)	2.86%	07/09/2019	10,000	10,000,000
Natixis (3 mo. USD LIBOR)(c)(d)	2.66%	08/22/2019	15,000	15,000,000
Natixis(c)	2.88%	07/09/2019	25,000	25,000,000
Nordea Bank AB(c)	2.35%	03/01/2019	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%)(c)(d)	2.67%	04/04/2019	$10,000	$10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.19%)(c)(d)	2.70%	04/17/2019	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.25%) (Singapore)(c)(d)	2.76%	05/03/2019	5,100	5,100,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	5,000	5,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.79%	08/23/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	15,000	15,000,000
Total Certificates of Deposit (Cost $423,430,953)				423,430,953

Variable Rate Demand Notes-4.66%(e)

Credit Enhanced-4.66%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	10,810	10,810,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2019	21,100	21,100,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	3,900	3,900,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	12,400	12,400,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC -TD Bank, N.A.)(f)	2.45%	03/01/2039	8,900	8,900,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(f)	1.45%	02/01/2031	2,400	2,400,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2019	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $84,060,000)				84,060,000

U.S. Dollar Denominated Bonds & Notes-0.33%

Diversified Banks-0.33%

Commonwealth Bank of Australia; Sr. Unsec. Notes (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,938,280
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,938,280)				5,938,280
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-77.47% (Cost $1,397,762,014)				1,397,762,014

			Repurchase Amount
Repurchase Agreements-22.58%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	11,000,764	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	45,003,125	45,000,000
Citigroup Global Markets, Inc., open agreement dated 09/20/2018, (collateralized by domestic and foreign non-agency asset-backed securities valued at $25,850,001; 2.66% - 6.76%; 09/25/2034 - 12/05/2036)(h)	3.23%	-	-	23,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(i)	2.60%	03/07/2019	5,002,528	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(i)	2.52%	03/07/2019	$12,005,880	$12,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	24,589,344	24,587,555
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(h)	3.11%	-	-	5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(h)	2.50%	-	-	20,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	25,001,736	25,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2019, aggregate maturing value of $1,000,072,222 (collateralized by domestic agency mortgage-backed securities valued at $1,020,641,494; 3.50%; 04/20/2048)	2.60%	03/01/2019	106,336,580	106,328,901
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	90,006,475	90,000,000
Wells Fargo Securities, LLC, term agreement dated 01/29/2019, maturing value of $20,157,500 (collateralized by domestic non-agency asset-backed securities valued at $21,000,001; 3.06% - 3.21%; 02/15/2024 - 12/09/2024)	3.15%	04/29/2019	20,157,500	20,000,000
Total Repurchase Agreements (Cost $407,416,456)				407,416,456
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.05% (Cost $1,805,178,470)				1,805,178,470
OTHER ASSETS LESS LIABILITIES-(0.05)%				(850,709)
NET ASSETS-100.00%				$1,804,327,761

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $653,562,739, which represented 36.22% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Canada: 10.9%; Netherlands: 10.8%; Japan: 10.2%; Switzerland: 8.7%; China: 7.0%; other countries less than 5% each: 22.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	43.4%
8-30	5.0
31-60	25.8
61-90	5.1
91-180	11.0
181+	9.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2019

(Unaudited)

Invesco Premier Portfolio
Assets:
Investments in securities, at value	$1,397,762,014
Repurchase agreements, at value and cost	407,416,456
Cash	108,026
Receivable for:
Fund shares sold	185,077
Interest	2,147,621
Other assets	3,515
Total assets	1,807,622,709

Liabilities:
Payable for:
Fund shares reacquired	249,337
Dividends	3,043,422
Accrued fees to affiliates	2,189
Total liabilities	3,294,948
Net assets applicable to shares outstanding	$1,804,327,761

Net assets consist of:
Shares of beneficial interest	$1,803,910,353
Distributable earnings	417,408
$1,804,327,761

Net Assets:
Investor Class	$44,064,516
Institutional Class	$1,750,346,600
Private Investment Class	$6,063,062
Personal Investment Class	$10,213
Reserve Class	$10,144
Resource Class	$3,833,226

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	44,054,297
Institutional Class	1,749,944,247
Private Investment Class	6,061,655
Personal Investment Class	10,210
Reserve Class	10,142
Resource Class	3,832,337
Net asset value, offering and redemption price per share for each class	$1.00
Cost of Investments	$1,805,178,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2019

(Unaudited)

Invesco Premier Portfolio
Investment income:
Interest	$16,605,584

Expenses:
Advisory fees	1,639,214
Distribution fees:
Private Investment Class	8,624
Personal Investment Class	28
Reserve Class	44
Resource Class	3,204
Total expenses	1,651,114
Less: Fees waived	(458,981)
Net expenses	1,192,133
Net investment income	15,413,451

Realized and unrealized gain from:
Net realized gain from investment securities	1,103
Net increase in net assets resulting from operations	$15,414,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2019	August 31, 2018
Operations:
Net investment income	$15,413,451	$13,014,257
Net realized gain	1,103	1,589
Net increase in net assets resulting from operations	15,414,554	13,015,846

Distributions to shareholders from distributable earnings:
Investor Class	(393,546)	(463,865)
Institutional Class	(14,918,191)	(12,486,880)
Private Investment Class	(58,432)	(33,109)
Personal Investment Class	(91)	(106)
Reserve Class	(73)	(73)
Resource Class	(43,118)	(30,224)
Total distributions from distributable earnings	(15,413,451)	(13,014,257)

Share transactions-net:
Investor Class	14,368,049	(350,579)
Institutional Class	792,586,879	274,017,647
Private Investment Class	364,583	5,687,030
Personal Investment Class	88	99
Reserve Class	71	66
Resource Class	(2,864,187)	6,686,469
Net increase in net assets resulting from share transactions	804,455,483	286,040,732
Net increase in net assets	804,456,586	286,042,321

Net assets:
Beginning of period	999,871,175	713,828,854
End of period	$1,804,327,761	$999,871,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) (formerly Premier Portfolio) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Fund has presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statement of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for the Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2019, the Adviser waived advisory fees of $458,981.

The Trust has entered in to a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered in to a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2019, the Fund engaged in securities purchases of $68,517,305 and securities sales of $66,148,988 which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carry forward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforward with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2018.

NOTE 8–Share Information

Invesco Premier Portfolio

		Summary of Share Activity
	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	28,679,066	$28,679,066	21,786,092	$21,786,092
Institutional Class	1,884,832,141	1,884,832,141	903,684,464	903,684,464
Private Investment Class	575,000	575,000	5,653,921	5,653,921
Resource Class	692,695	692,695	6,656,245	6,656,245

Issued as reinvestment of dividends:
Investor Class	363,226	363,226	447,640	447,640
Institutional Class	10,834,032	10,834,032	8,018,511	8,018,511
Private Investment Class	56,583	56,583	33,109	33,109
Personal Investment Class	88	88	99	99
Reserve Class	71	71	66	66
Resource Class	43,118	43,118	30,224	30,224

Reacquired:
Investor Class	(14,674,243)	(14,674,243)	(22,584,311)	(22,584,311)
Institutional Class	(1,103,079,294)	(1,103,079,294)	(637,685,328)	(637,685,328)
Private Investment Class	(267,000)	(267,000)	-	-
Resource Class	(3,600,000)	(3,600,000)	-	-
Net increase in share activity	804,455,483	$804,455,483	286,040,732	$286,040,732

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/19	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.06%	$3,833	0.34	%(c)	0.41	%(c)	2.19	%(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.45	6,699	0.34		0.41		1.47
Year ended 08/31/17(d)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.70	10	0.34		0.41		0.47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,039.
(d)	Commencement date of September 1, 2016.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Resource Class	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/19)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,010.60	$1.69	$1,023.11	$1.71	0.34%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 Invesco Distributors, Inc. CM-I-TST-SAR-4

Semiannual Report to Shareholders	February 28, 2019

Private Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
12	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

 Private Investment Class data as of 2/28/19

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	16 - 35 days	29 days	56 days	$6.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-49.01%(a)

Asset-Backed Securities - Fully Supported-6.30%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$ 20,000	$ 19,991,667
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	15,000	14,962,000
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.55%	04/01/2019	31,000	30,932,196
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.54%	04/04/2019	28,000	27,933,095
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	10,000	9,892,500
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	10,000	9,996,867
				113,708,325

Asset-Backed Securities - Fully Supported Bank-18.24%

Albion Capital LLC (CEP-MUFG Bank, Ltd.)(c)	2.60%	04/23/2019	30,000	29,885,608
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.61%-2.69%	03/01/2019	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	15,000	14,955,025
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	25,000	24,905,410
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	3.02%	01/02/2020	35,000	35,000,000
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/03/2019	14,858	14,819,183
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC)(c)	2.92%	04/03/2019	25,000	24,933,542
Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	10,000	10,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	35,000	34,992,517
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)	2.88%	04/12/2019	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	25,000	24,744,687
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	10,000	9,896,656
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.68%	08/14/2019	5,000	4,938,903
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	20,000	19,991,700
				329,063,231

Consumer Finance-0.55%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	10,000	10,000,000

Diversified Banks-16.16%

Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	10,000	10,000,000
Banco Santander, S.A.(c)	2.40%	03/06/2019	40,000	39,986,667
Bank of China Ltd(c)	2.81%	05/14/2019	17,000	16,902,505
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.23%) (Canada)(b)(c)(d)	2.72%	08/01/2019	10,000	10,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%) (United Kingdom)(b)(c)(d)	2.94%	03/27/2019	5,000	5,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.93%	04/24/2019	20,000	20,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	10,000	10,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	15,000	15,000,000
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,963,867
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/26/2019	10,000	9,981,180
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	10,000	9,958,778
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	5,000	5,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.20%)(d)	2.96%	07/26/2019	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks-(continued)
Mizuho Bank, Ltd.(b)(c)	2.56%	04/25/2019	$ 30,000	$ 29,883,125
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%) (Singapore)(b)(c)(d)	2.67%	04/08/2019	10,000	10,001,285
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.62%	08/23/2019	10,000	10,000,000
United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	5,000	4,979,389
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.99%	12/27/2019	20,000	20,000,000
Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.75%	05/28/2019	15,000	15,000,000
				291,656,796

Diversified Capital Markets-1.66%

Ontario Teachers’ Finance Trust (Canada)(b)(c)	2.92%	06/25/2019	5,000	4,953,600
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	5,000	5,000,000
				29,953,600

Regional Banks-2.22%

ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	25,000	25,000,000
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,000,000
				40,000,000

Specialized Finance-3.88%

Crown Point Capital Co., LLC(c)	2.88%	04/09/2019	20,000	20,000,000
Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	35,000	35,000,000
Glencove Funding LLC(b)	2.87%	04/09/2019	5,000	4,984,562
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.54%	04/18/2019	10,000	9,966,267
				69,950,829
Total Commercial Paper (Cost $884,332,781)				884,332,781

Certificates of Deposit-23.47%
Banco Del Estado De Chile(c)	2.64%	04/17/2019	13,400	13,394,215
Banco Del Estado De Chile(c)	2.70%	05/10/2019	10,000	10,000,000
Banco Del Estado De Chile(c)	2.87%	07/05/2019	20,000	20,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%)(c)(d)	2.95%	11/01/2019	10,000	10,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	15,000	15,000,000
BNP Paribas S.A.(c)	2.38%	03/01/2019	70,000	70,000,000
BNP Paribas Securities Corp. (1 mo. USD LIBOR + 0.25%) (France)(c)(d)	2.76%	04/18/2019	10,000	10,000,000
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,000,657
China Construction Bank Corp.(c)	2.72%	03/19/2019	20,000	20,000,000
China Construction Bank Corp.(c)	2.75%	05/13/2019	10,000	10,000,000
China Construction Bank Corp.(c)	2.76%	03/14/2019	15,000	15,000,000
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.19%) (Netherlands)(c)(d)	2.70%	04/17/2019	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	10,000	9,999,877
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	3,000	3,000,000
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	37,000	37,000,000
MUFG Bank, Ltd.(c)	2.69%	08/21/2019	5,000	4,936,204
MUFG Bank, Ltd.(c)	2.86%	07/09/2019	10,000	10,000,000
Natixis (3 mo. USD LIBOR)(c)(d)	2.66%	08/22/2019	15,000	15,000,000
Natixis(c)	2.88%	07/09/2019	25,000	25,000,000
Nordea Bank AB(c)	2.35%	03/01/2019	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%)(c)(d)	2.67%	04/04/2019	$ 10,000	$ 10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.19%)(c)(d)	2.70%	04/17/2019	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.25%) (Singapore)(c)(d)	2.76%	05/03/2019	5,100	5,100,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	5,000	5,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.79%	08/23/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	15,000	15,000,000
Total Certificates of Deposit (Cost $423,430,953)				423,430,953

Variable Rate Demand Notes-4.66%(e)

Credit Enhanced-4.66%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	10,810	10,810,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2019	21,100	21,100,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	3,900	3,900,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	12,400	12,400,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	2.45%	03/01/2039	8,900	8,900,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(f)	1.45%	02/01/2031	2,400	2,400,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2019	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $84,060,000)				84,060,000

U.S. Dollar Denominated Bonds & Notes-0.33%

Diversified Banks-0.33%

Commonwealth Bank of Australia; Sr. Unsec. Notes (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,938,280
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,938,280)				5,938,280
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-77.47% (Cost $1,397,762,014)				1,397,762,014

			Repurchase Amount

Repurchase Agreements-22.58%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	11,000,764	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	45,003,125	45,000,000
Citigroup Global Markets, Inc., open agreement dated 09/20/2018, (collateralized by domestic and foreign non-agency asset-backed securities valued at $25,850,001; 2.66% - 6.76%; 09/25/2034 - 12/05/2036)(h)	3.23%	-	-	23,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(i)	2.60%	03/07/2019	5,002,528	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(i)	2.52%	03/07/2019	$ 12,005,880	$12,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	24,589,344	24,587,555

J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(h)	3.11%	-	-	5,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(h)	2.50%	-	-	20,000,000

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	25,001,736	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2019, aggregate maturing value of $1,000,072,222 (collateralized by domestic agency mortgage-backed securities valued at $1,020,641,494; 3.50%; 04/20/2048)	2.60%	03/01/2019	106,336,580	106,328,901

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	90,006,475	90,000,000

Wells Fargo Securities, LLC, term agreement dated 01/29/2019, maturing value of $20,157,500 (collateralized by domestic non-agency asset-backed securities valued at $21,000,001; 3.06% - 3.21%; 02/15/2024 - 12/09/2024)	3.15%	04/29/2019	20,157,500	20,000,000

Total Repurchase Agreements (Cost $407,416,456)				407,416,456

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.05% (Cost $1,805,178,470)				1,805,178,470

OTHER ASSETS LESS LIABILITIES-(0.05)%				(850,709)

NET ASSETS-100.00%				$1,804,327,761

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $653,562,739, which represented 36.22% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Canada: 10.9%; Netherlands: 10.8%; Japan: 10.2%; Switzerland: 8.7%; China: 7.0%; other countries less than 5% each: 22.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	43.4%
8-30	5.0
31-60	25.8
61-90	5.1
91-180	11.0
181+	9.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2019

(Unaudited)

Invesco Premier Portfolio

Assets:

Investments in securities, at value	$1,397,762,014

Repurchase agreements, at value and cost	407,416,456

Cash	108,026

Receivable for:
Fund shares sold	185,077

Interest	2,147,621

Other assets	3,515

Total assets	1,807,622,709

Liabilities:

Payable for:
Fund shares reacquired	249,337

Dividends	3,043,422

Accrued fees to affiliates	2,189

Total liabilities	3,294,948

Net assets applicable to shares outstanding	$1,804,327,761

Net assets consist of:

Shares of beneficial interest	$1,803,910,353

Distributable earnings	417,408

$1,804,327,761

Net Assets:

Investor Class	$44,064,516

Institutional Class	$1,750,346,600

Private Investment Class	$6,063,062

Personal Investment Class	$10,213

Reserve Class	$10,144

Resource Class	$3,833,226

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	44,054,297

Institutional Class	1,749,944,247

Private Investment Class	6,061,655

Personal Investment Class	10,210

Reserve Class	10,142

Resource Class	3,832,337

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,805,178,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2019

(Unaudited)

Invesco Premier Portfolio

Investment income:

Interest	$16,605,584

Expenses:

Advisory fees	1,639,214

Distribution fees:
Private Investment Class	8,624

Personal Investment Class	28

Reserve Class	44

Resource Class	3,204

Total expenses	1,651,114

Less: Fees waived	(458,981)

Net expenses	1,192,133

Net investment income	15,413,451

Realized and unrealized gain from:

Net realized gain from investment securities	1,103

Net increase in net assets resulting from operations	$15,414,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Premier Portfolio

	February 28, 2019	August 31, 2018

Operations:

Net investment income	$15,413,451	$13,014,257

Net realized gain	1,103	1,589

Net increase in net assets resulting from operations	15,414,554	13,015,846

Distributions to shareholders from distributable earnings:

Investor Class	(393,546)	(463,865)

Institutional Class	(14,918,191)	(12,486,880)

Private Investment Class	(58,432)	(33,109)

Personal Investment Class	(91)	(106)

Reserve Class	(73)	(73)

Resource Class	(43,118)	(30,224)

Total distributions from distributable earnings	(15,413,451)	(13,014,257)

Share transactions-net:

Investor Class	14,368,049	(350,579)

Institutional Class	792,586,879	274,017,647

Private Investment Class	364,583	5,687,030

Personal Investment Class	88	99

Reserve Class	71	66

Resource Class	(2,864,187)	6,686,469

Net increase in net assets resulting from share transactions	804,455,483	286,040,732

Net increase in net assets	804,456,586	286,042,321

Net assets:

Beginning of period	999,871,175	713,828,854

End of period	$1,804,327,761	$999,871,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) (formerly Premier Portfolio) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Fund has presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statement of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for the Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2019, the Adviser waived advisory fees of $458,981.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2019, the Fund engaged in securities purchases of $68,517,305 and securities sales of $66,148,988 which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforward with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2018.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018

	Shares	Amount	Shares	Amount

Sold:

Investor Class	28,679,066	$28,679,066	21,786,092	$21,786,092

Institutional Class	1,884,832,141	1,884,832,141	903,684,464	903,684,464

Private Investment Class	575,000	575,000	5,653,921	5,653,921

Resource Class	692,695	692,695	6,656,245	6,656,245

Issued as reinvestment of dividends:

Investor Class	363,226	363,226	447,640	447,640

Institutional Class	10,834,032	10,834,032	8,018,511	8,018,511

Private Investment Class	56,583	56,583	33,109	33,109

Personal Investment Class	88	88	99	99

Reserve Class	71	71	66	66

Resource Class	43,118	43,118	30,224	30,224

Reacquired:

Investor Class	(14,674,243)	(14,674,243)	(22,584,311)	(22,584,311)

Institutional Class	(1,103,079,294)	(1,103,079,294)	(637,685,328)	(637,685,328)

Private Investment Class	(267,000)	(267,000)	-	-

Resource Class	(3,600,000)	(3,600,000)	-	-

Net increase in share activity	804,455,483	$804,455,483	286,040,732	$286,040,732

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/19	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.99%	$6,063	0.48	%(c)	0.55	%(c)	2.05	%(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.30	5,699	0.48		0.55		1.33
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.55	10	0.48		0.55		0.33

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,797.
(d)	Commencement date of September 1, 2016.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Private Investment	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/18)	(02/28/19)[1]	Period[2]	(02/28/19)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,009.90	$2.39	$1,022.41	$2.41	0.48%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-5

Semiannual Report to Shareholders	February 28, 2019

Personal Investment Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
12	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/19
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	16 - 35 days	29 days	56 days	$10.2 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-49.01%(a)

Asset-Backed Securities - Fully Supported-6.30%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$20,000	$19,991,667
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	15,000	14,962,000
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.55%	04/01/2019	31,000	30,932,196
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.54%	04/04/2019	28,000	27,933,095
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	10,000	9,892,500
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	10,000	9,996,867
				113,708,325

Asset-Backed Securities - Fully Supported Bank-18.24%

Albion Capital LLC (CEP-MUFG Bank, Ltd.)(c)	2.60%	04/23/2019	30,000	29,885,608
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.61%-2.69%	03/01/2019	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	15,000	14,955,025
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	25,000	24,905,410
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	3.02%	01/02/2020	35,000	35,000,000
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/03/2019	14,858	14,819,183
Cancara Asset Securitisation LLC (CEP -Lloyds Bank LLC)(c)	2.92%	04/03/2019	25,000	24,933,542
Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	10,000	10,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	35,000	34,992,517
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)	2.88%	04/12/2019	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	25,000	24,744,687
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	10,000	9,896,656
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.68%	08/14/2019	5,000	4,938,903
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	20,000	19,991,700
				329,063,231

Consumer Finance-0.55%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	10,000	10,000,000

Diversified Banks-16.16%

Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	10,000	10,000,000
Banco Santander, S.A.(c)	2.40%	03/06/2019	40,000	39,986,667
Bank of China Ltd(c)	2.81%	05/14/2019	17,000	16,902,505
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.23%) (Canada)(b)(c)(d)	2.72%	08/01/2019	10,000	10,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%) (United Kingdom)(b)(c)(d)	2.94%	03/27/2019	5,000	5,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.93%	04/24/2019	20,000	20,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	10,000	10,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	15,000	15,000,000
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,963,867
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/26/2019	10,000	9,981,180
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	10,000	9,958,778
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	5,000	5,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.20%)(d)	2.96%	07/26/2019	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)

Mizuho Bank, Ltd.(b)(c)	2.56%	04/25/2019	$30,000	$29,883,125
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%) (Singapore)(b)(c)(d)	2.67%	04/08/2019	10,000	10,001,285
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.62%	08/23/2019	10,000	10,000,000
United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	5,000	4,979,389
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.99%	12/27/2019	20,000	20,000,000
Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.75%	05/28/2019	15,000	15,000,000
				291,656,796

Diversified Capital Markets-1.66%

Ontario Teachers’ Finance Trust (Canada)(b)(c)	2.92%	06/25/2019	5,000	4,953,600
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	5,000	5,000,000
				29,953,600

Regional Banks-2.22%

ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	25,000	25,000,000
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,000,000
				40,000,000

Specialized Finance-3.88%

Crown Point Capital Co., LLC(c)	2.88%	04/09/2019	20,000	20,000,000
Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	35,000	35,000,000
Glencove Funding LLC(b)	2.87%	04/09/2019	5,000	4,984,562
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.54%	04/18/2019	10,000	9,966,267
				69,950,829
Total Commercial Paper (Cost $884,332,781)				884,332,781

Certificates of Deposit-23.47%

Banco Del Estado De Chile(c)	2.64%	04/17/2019	13,400	13,394,215
Banco Del Estado De Chile(c)	2.70%	05/10/2019	10,000	10,000,000
Banco Del Estado De Chile(c)	2.87%	07/05/2019	20,000	20,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%)(c)(d)	2.95%	11/01/2019	10,000	10,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	15,000	15,000,000
BNP Paribas S.A.(c)	2.38%	03/01/2019	70,000	70,000,000
BNP Paribas Securities Corp. (1 mo. USD LIBOR + 0.25%) (France)(c)(d)	2.76%	04/18/2019	10,000	10,000,000
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,000,657
China Construction Bank Corp.(c)	2.72%	03/19/2019	20,000	20,000,000
China Construction Bank Corp.(c)	2.75%	05/13/2019	10,000	10,000,000
China Construction Bank Corp.(c)	2.76%	03/14/2019	15,000	15,000,000
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.19%) (Netherlands)(c)(d)	2.70%	04/17/2019	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	10,000	9,999,877
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	3,000	3,000,000
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	37,000	37,000,000
MUFG Bank, Ltd.(c)	2.69%	08/21/2019	5,000	4,936,204
MUFG Bank, Ltd.(c)	2.86%	07/09/2019	10,000	10,000,000
Natixis (3 mo. USD LIBOR)(c)(d)	2.66%	08/22/2019	15,000	15,000,000
Natixis(c)	2.88%	07/09/2019	25,000	25,000,000
Nordea Bank AB(c)	2.35%	03/01/2019	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%)(c)(d)	2.67%	04/04/2019	$10,000	$10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.19%)(c)(d)	2.70%	04/17/2019	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.25%) (Singapore)(c)(d)	2.76%	05/03/2019	5,100	5,100,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	5,000	5,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.79%	08/23/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	15,000	15,000,000
Total Certificates of Deposit (Cost $423,430,953)				423,430,953

Variable Rate Demand Notes-4.66%(e)

Credit Enhanced-4.66%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	10,810	10,810,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2019	21,100	21,100,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	3,900	3,900,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	12,400	12,400,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC -TD Bank, N.A.)(f)	2.45%	03/01/2039	8,900	8,900,000
Missouri (State of) Health& Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(f)	1.45%	02/01/2031	2,400	2,400,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2019	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $84,060,000)				84,060,000

U.S. Dollar Denominated Bonds & Notes-0.33%

Diversified Banks-0.33%

Commonwealth Bank of Australia; Sr. Unsec. Notes (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,938,280
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,938,280)				5,938,280
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-77.47% (Cost $1,397,762,014)				1,397,762,014

			Repurchase Amount

Repurchase Agreements-22.58%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	11,000,764	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securites and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	45,003,125	45,000,000
Citigroup Global Markets, Inc., open agreement dated 09/20/2018, (collateralized by domestic and foreign non-agency asset-backed securities valued at $25,850,001; 2.66% - 6.76%; 09/25/2034 - 12/05/2036)(h)	3.23%	-	-	23,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(i)	2.60%	03/07/2019	5,002,528	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(i)	2.52%	03/07/2019	$12,005,880	$12,000,000
ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	24,589,344	24,587,555
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(h)	3.11%	-	-	5,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(h)	2.50%	-	-	20,000,000
RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	25,001,736	25,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2019, aggregate maturing value of $1,000,072,222 (collateralized by domestic agency mortgage-backed securities valued at $1,020,641,494; 3.50%; 04/20/2048)	2.60%	03/01/2019	106,336,580	106,328,901
Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	90,006,475	90,000,000
Wells Fargo Securities, LLC, term agreement dated 01/29/2019, maturing value of $20,157,500 (collateralized by domestic non-agency asset-backed securities valued at $21,000,001; 3.06% - 3.21%; 02/15/2024 - 12/09/2024)	3.15%	04/29/2019	20,157,500	20,000,000
Total Repurchase Agreements (Cost $407,416,456)				407,416,456
TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.05% (Cost $1,805,178,470)				1,805,178,470
OTHER ASSETS LESS LIABILITIES-(0.05)%				(850,709)
NET ASSETS-100.00%				$1,804,327,761

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $653,562,739, which represented 36.22% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Canada: 10.9%; Netherlands: 10.8%; Japan: 10.2%; Switzerland: 8.7%; China: 7.0%; other countries less than 5% each: 22.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	43.4%
8-30	5.0
31-60	25.8
61-90	5.1
91-180	11.0
181+	9.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2019

(Unaudited)

Invesco Premier Portfolio

Assets:

Investments in securities, at value	$1,397,762,014

Repurchase agreements, at value and cost	407,416,456

Cash	108,026

Receivable for:
Fund shares sold	185,077

Interest	2,147,621

Other assets	3,515

Total assets	1,807,622,709

Liabilities:

Payable for:
Fund shares reacquired	249,337

Dividends	3,043,422

Accrued fees to affiliates	2,189

Total liabilities	3,294,948

Net assets applicable to shares outstanding	$1,804,327,761

Net assets consist of:

Shares of beneficial interest	$1,803,910,353

Distributable earnings	417,408

$1,804,327,761

Net Assets:

Investor Class	$44,064,516

Institutional Class	$1,750,346,600

Private Investment Class	$6,063,062

Personal Investment Class	$10,213

Reserve Class	$10,144

Resource Class	$3,833,226

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	44,054,297

Institutional Class	1,749,944,247

Private Investment Class	6,061,655

Personal Investment Class	10,210

Reserve Class	10,142

Resource Class	3,832,337

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,805,178,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2019

(Unaudited)

Invesco Premier Portfolio
Investment income:

Interest	$16,605,584

Expenses:

Advisory fees	1,639,214

Distribution fees:
Private Investment Class	8,624

Personal Investment Class	28

Reserve Class	44

Resource Class	3,204

Total expenses	1,651,114

Less: Fees waived	(458,981)

Net expenses	1,192,133

Net investment income	15,413,451

Realized and unrealized gain from:

Net realized gain from investment securities	1,103

Net increase in net assets resulting from operations	$15,414,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Premier Portfolio
	February 28, 2019	August 31, 2018
Operations:

Net investment income	$15,413,451	$13,014,257

Net realized gain	1,103	1,589

Net increase in net assets resulting from operations	15,414,554	13,015,846

Distributions to shareholders from distributable earnings:

Investor Class	(393,546)	(463,865)

Institutional Class	(14,918,191)	(12,486,880)

Private Investment Class	(58,432)	(33,109)

Personal Investment Class	(91)	(106)

Reserve Class	(73)	(73)

Resource Class	(43,118)	(30,224)

Total distributions from distributable earnings	(15,413,451)	(13,014,257)

Share transactions-net:

Investor Class	14,368,049	(350,579)

Institutional Class	792,586,879	274,017,647

Private Investment Class	364,583	5,687,030

Personal Investment Class	88	99

Reserve Class	71	66

Resource Class	(2,864,187)	6,686,469

Net increase in net assets resulting from share transactions	804,455,483	286,040,732

Net increase in net assets	804,456,586	286,042,321

Net assets:

Beginning of period	999,871,175	713,828,854

End of period	$1,804,327,761	$999,871,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) (formerly Premier Portfolio) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates -The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings - In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Fund has presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statement of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for the Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2019, the Adviser waived advisory fees of $458,981.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2019, the Fund engaged in securities purchases of $68,517,305 and securities sales of $66,148,988 which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforward with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2018.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018
	Shares	Amount	Shares	Amount
Sold:
Investor Class	28,679,066	$28,679,066	21,786,092	$21,786,092
Institutional Class	1,884,832,141	1,884,832,141	903,684,464	903,684,464
Private Investment Class	575,000	575,000	5,653,921	5,653,921
Resource Class	692,695	692,695	6,656,245	6,656,245

Issued as reinvestment of dividends:
Investor Class	363,226	363,226	447,640	447,640
Institutional Class	10,834,032	10,834,032	8,018,511	8,018,511
Private Investment Class	56,583	56,583	33,109	33,109
Personal Investment Class	88	88	99	99
Reserve Class	71	71	66	66
Resource Class	43,118	43,118	30,224	30,224

Reacquired:
Investor Class	(14,674,243)	(14,674,243)	(22,584,311)	(22,584,311)
Institutional Class	(1,103,079,294)	(1,103,079,294)	(637,685,328)	(637,685,328)
Private Investment Class	(267,000)	(267,000)	-	-
Resource Class	(3,600,000)	(3,600,000)	-	-
Net increase in share activity	804,455,483	$804,455,483	286,040,732	$286,040,732

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party recordkeeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Six months ended 02/28/19	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.87%	$10	0.73	%(c)	0.80	%(c)	1.80	%(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	10	0.73		0.80		1.08
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.35	10	0.68		0.80		0.13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (09/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (02/28/19)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/19)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,008.70	$3.64	$1,021.17	$3.66	0.73%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc. CM-I-TST-SAR-6

Semiannual Report to Shareholders	February 28, 2019

Reserve Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
12	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option 1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2019, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

 Reserve Class data as of 2/28/19

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	16 - 35 days	29 days	56 days	$10.1 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report covers the six-month reporting period ended February 28, 2019. As always, we thank you for investing with us. By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns.

    Philip Taylor, whose messages to shareholders have appeared here for many years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

Money market investors benefited from the Fed’s decision to increase the fed funds rate by a total of 1.00% during the fiscal year. Four 0.25% hikes in March, June, September, and December 2018 raised the fed funds rate to a target level of 2.25% to 2.50%. Since 2006, there have now been nine separate 0.25% rate hikes. Despite the uptick in volatility during the end of 2018, the ongoing positive health of the US economy, with low unemployment and moderate economic growth, provided the basis for the Fed’s decisions. However, recent Fed rhetoric and actions, the Fed left rates unchanged at its February 2019 meeting, have caused markets to begin contemplating a potential policy regime change.

Invesco Global Liquidity is part of Invesco Ltd., one of the world’s largest independent asset management companies. Invesco Global Liquidity takes a long-term approach to short-term investing. Our unrelenting focus on preservation of capital, daily liquidity and competitive yield is implemented through repeatable, time-tested processes.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2019

(Unaudited)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-49.01%(a)

Asset-Backed Securities - Fully Supported-6.30%

Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.50%	03/07/2019	$ 20,000	$ 19,991,667
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/02/2019	15,000	14,962,000
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.55%	04/01/2019	31,000	30,932,196
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	2.54%	04/04/2019	28,000	27,933,095
Ridgefield Funding Co., LLC (CEP-BNP Paribas S.A.)(b)(c)	3.05%	07/08/2019	10,000	9,892,500
Versailles Commercial Paper LLC (CEP-Natixis S.A.)(b)(c)	2.84%	03/05/2019	10,000	9,996,867
				113,708,325

Asset-Backed Securities - Fully Supported Bank-18.24%

Albion Capital LLC (CEP-MUFG Bank, Ltd.)(c)	2.60%	04/23/2019	30,000	29,885,608
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.61%-2.69%	03/01/2019	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/12/2019	15,000	14,955,025
Anglesea Funding LLC (Multi-CEP’s)(b)(c)	2.58%	04/23/2019	25,000	24,905,410
Bedford Row Funding Corp. (CEP-Royal Bank of Canada) (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	3.02%	01/02/2020	35,000	35,000,000
Bennington Stark Capital Co., LLC (CEP-Societe Generale S.A.)(b)(c)	2.87%	04/03/2019	14,858	14,819,183
Cancara Asset Securitisation LLC (CEP-Lloyds Bank LLC)(c)	2.92%	04/03/2019	25,000	24,933,542
Cedar Springs Capital Co., LLC (Multi-CEP’s)(c)	2.85%	04/15/2019	10,000	10,000,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(b)(c)	2.57%-2.59%	03/04/2019	35,000	34,992,517
Concord Minutemen Capital Co., LLC (Multi-CEP’s)(c)	2.88%	04/12/2019	15,000	15,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	2.52%	03/01/2019	40,000	40,000,000
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.89%	07/08/2019	25,000	24,744,687
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.88%	07/10/2019	10,000	9,896,656
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	2.68%	08/14/2019	5,000	4,938,903
Nieuw Amsterdam Receivables Corp. (CEP-Cooperatieve Rabobank U.A.)(b)(c)	2.50%	03/07/2019	20,000	19,991,700
				329,063,231

Consumer Finance-0.55%

Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.73%	04/11/2019	10,000	10,000,000

Diversified Banks-16.16%

Australia & New Zealand Banking Group, Ltd. (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	2.89%	09/06/2019	10,000	10,000,000
Banco Santander, S.A.(c)	2.40%	03/06/2019	40,000	39,986,667
Bank of China Ltd(c)	2.81%	05/14/2019	17,000	16,902,505
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.23%) (Canada)(b)(c)(d)	2.72%	08/01/2019	10,000	10,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%) (United Kingdom)(b)(c)(d)	2.94%	03/27/2019	5,000	5,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.93%	04/24/2019	20,000	20,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.15%) (United Kingdom)(b)(c)(d)	2.90%	04/30/2019	10,000	10,000,000
HSBC Bank PLC (3 mo. USD LIBOR + 0.01%)(b)(c)(d)	2.66%	08/27/2019	15,000	15,000,000
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/25/2019	20,000	19,963,867
Industrial & Commercial Bank of China Ltd.(b)(c)	2.72%	03/26/2019	10,000	9,981,180
Industrial & Commercial Bank of China Ltd.(b)(c)	2.66%	04/26/2019	10,000	9,958,778
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.81%	03/04/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (3 mo. USD LIBOR + 0.17%)(c)(d)	2.82%	08/23/2019	5,000	5,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.20%)(d)	2.96%	07/26/2019	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks-(continued)
Mizuho Bank, Ltd.(b)(c)	2.56%	04/25/2019	$ 30,000	$ 29,883,125
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%) (Singapore)(b)(c)(d)	2.67%	04/08/2019	10,000	10,001,285
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.12%) (Singapore)(b)(c)(d)	2.62%	08/23/2019	10,000	10,000,000
United Overseas Bank Ltd. (Singapore)(b)(c)	2.83%	04/23/2019	5,000	4,979,389
Westpac Banking Corp. (3 mo. USD LIBOR + 0.18%) (Australia)(b)(c)(d)	2.99%	12/27/2019	20,000	20,000,000
Westpac Securities NZ Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.75%	05/28/2019	15,000	15,000,000
				291,656,796

Diversified Capital Markets-1.66%

Ontario Teachers’ Finance Trust (Canada)(b)(c)	2.92%	06/25/2019	5,000	4,953,600
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (3 mo. USD LIBOR + 0.17%)(c)(d)	2.79%	09/03/2019	5,000	5,000,000
				29,953,600

Regional Banks-2.22%

ASB Finance Ltd. (1 mo. USD LIBOR + 0.11%)(b)(c)(d)	2.60%	08/28/2019	25,000	25,000,000
ASB Finance Ltd. (3 mo. USD LIBOR + 0.22%)(b)(c)(d)	2.92%	11/12/2019	15,000	15,000,000
				40,000,000

Specialized Finance-3.88%

Crown Point Capital Co., LLC(c)	2.88%	04/09/2019	20,000	20,000,000
Crown Point Capital Co., LLC (1 mo. USD LIBOR + 0.20%)(c)(d)	2.68%	07/15/2019	35,000	35,000,000
Glencove Funding LLC(b)	2.87%	04/09/2019	5,000	4,984,562
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	2.54%	04/18/2019	10,000	9,966,267
				69,950,829
Total Commercial Paper (Cost $884,332,781)				884,332,781

Certificates of Deposit-23.47%
Banco Del Estado De Chile(c)	2.64%	04/17/2019	13,400	13,394,215
Banco Del Estado De Chile(c)	2.70%	05/10/2019	10,000	10,000,000
Banco Del Estado De Chile(c)	2.87%	07/05/2019	20,000	20,000,000
Bank of Montreal (1 mo. USD LIBOR + 0.22%)(c)(d)	2.73%	10/04/2019	5,000	5,000,000
Bank of Montreal (3 mo. USD LIBOR + 0.21%)(c)(d)	2.95%	11/01/2019	10,000	10,000,000
Bank of Nova Scotia (3 mo. USD LIBOR + 0.10%) (Canada)(c)(d)	2.88%	10/10/2019	15,000	15,000,000
BNP Paribas S.A.(c)	2.38%	03/01/2019	70,000	70,000,000
BNP Paribas Securities Corp. (1 mo. USD LIBOR + 0.25%) (France)(c)(d)	2.76%	04/18/2019	10,000	10,000,000
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.15%)(c)(d)	2.75%	05/09/2019	10,000	10,000,657
China Construction Bank Corp.(c)	2.72%	03/19/2019	20,000	20,000,000
China Construction Bank Corp.(c)	2.75%	05/13/2019	10,000	10,000,000
China Construction Bank Corp.(c)	2.76%	03/14/2019	15,000	15,000,000
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.19%) (Netherlands)(c)(d)	2.70%	04/17/2019	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	2.59%	05/20/2019	10,000	9,999,877
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	3,000	3,000,000
Mizuho Bank, Ltd.(c)	2.42%	03/01/2019	37,000	37,000,000
MUFG Bank, Ltd.(c)	2.69%	08/21/2019	5,000	4,936,204
MUFG Bank, Ltd.(c)	2.86%	07/09/2019	10,000	10,000,000
Natixis (3 mo. USD LIBOR)(c)(d)	2.66%	08/22/2019	15,000	15,000,000
Natixis(c)	2.88%	07/09/2019	25,000	25,000,000
Nordea Bank AB(c)	2.35%	03/01/2019	30,000	30,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.16%)(c)(d)	2.67%	04/04/2019	$ 10,000	$ 10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.19%)(c)(d)	2.70%	04/17/2019	10,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.25%) (Singapore)(c)(d)	2.76%	05/03/2019	5,100	5,100,000
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.18%)(c)(d)	2.69%	04/01/2019	5,000	5,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.75%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.23%)(c)(d)	2.74%	10/03/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.79%	08/23/2019	5,000	5,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.32%)(c)(d)	2.82%	07/26/2019	15,000	15,000,000
Total Certificates of Deposit (Cost $423,430,953)				423,430,953

Variable Rate Demand Notes-4.66%(e)

Credit Enhanced-4.66%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)(f)	2.47%	11/01/2030	10,810	10,810,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2019	21,100	21,100,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.)(b)(c)(f)	2.50%	04/01/2047	3,900	3,900,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	2.51%	05/01/2037	12,400	12,400,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC -TD Bank, N.A.)(f)	2.45%	03/01/2039	8,900	8,900,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC-Bank of America, N.A.)(f)	1.45%	02/01/2031	2,400	2,400,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2019	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC-Bank of China Ltd.)(c)(f)	2.60%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $84,060,000)				84,060,000

U.S. Dollar Denominated Bonds & Notes-0.33%

Diversified Banks-0.33%

Commonwealth Bank of Australia; Sr. Unsec. Notes (Australia)(b)(c)	5.00%	10/15/2019	5,866	5,938,280
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,938,280)				5,938,280
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-77.47% (Cost $1,397,762,014)				1,397,762,014

			Repurchase Amount

Repurchase Agreements-22.58%(g)

Bank of Nova Scotia, joint agreement dated 02/28/2019, aggregate maturing value of $35,002,431 (collateralized by foreign corporate obligations valued at $35,701,142; 1.25%; 07/26/2019)(c)	2.50%	03/01/2019	11,000,764	11,000,000
BMO Capital Markets Corp., agreement dated 02/28/2019, maturing value of $150,010,417 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and domestic and foreign corporate obligations valued at $159,620,957; 0% - 12.50%; 09/11/2019 - 12/01/2095)(c)	2.50%	03/01/2019	45,003,125	45,000,000
Citigroup Global Markets, Inc., open agreement dated 09/20/2018, (collateralized by domestic and foreign non-agency asset-backed securities valued at $25,850,001; 2.66% - 6.76%; 09/25/2034 - 12/05/2036)(h)	3.23%	-	-	23,500,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $20,010,111 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $22,000,000; 0% - 15.00%; 06/08/2019 - 06/15/2057)(c)(i)	2.60%	03/07/2019	5,002,528	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2019, aggregate maturing value of $40,019,600 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $42,000,019; 0% - 7.87%; 01/01/2020 - 02/25/2059)(c)(i)	2.52%	03/07/2019	$ 12,005,880	$12,000,000

ING Financial Markets, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $50,003,472 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $52,490,728; 1.43% - 7.88%; 07/23/2019 - 03/01/2068)(c)	2.50%	03/01/2019	20,001,389	20,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2019, aggregate maturing value of $250,018,194 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.38% - 6.00%; 04/01/2025 - 02/01/2049)	2.62%	03/01/2019	24,589,344	24,587,555

J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018 (collateralized by domestic non-agency mortgage-backed securities, domestic non-agency asset-backed securities and domestic and foreign corporate obligations valued at $32,979,394; 0% - 5.72%; 08/29/2019 - 03/12/2051)(h)	3.11%	-	-	5,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 11/09/2018 (collateralized by domestic and foreign equity securities valued at $52,500,073; 0% - 7.13%)(c)(h)	2.50%	-	-	20,000,000

RBC Capital Markets LLC, joint agreement dated 02/28/2019, aggregate maturing value of $225,015,625 (collateralized by domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $233,651,767; 0% - 9.70%; 03/14/2019 - 08/20/2065)(c)	2.50%	03/01/2019	25,001,736	25,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2019, aggregate maturing value of $1,000,072,222 (collateralized by domestic agency mortgage-backed securities valued at $1,020,641,494; 3.50%; 04/20/2048)	2.60%	03/01/2019	106,336,580	106,328,901

Wells Fargo Securities, LLC, joint agreement dated 02/28/2019, aggregate maturing value of $760,054,678 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities valued at $775,200,000; 0% - 6.50%; 06/28/2019 - 06/01/2057)	2.59%	03/01/2019	90,006,475	90,000,000

Wells Fargo Securities, LLC, term agreement dated 01/29/2019, maturing value of $20,157,500 (collateralized by domestic non-agency asset-backed securities valued at $21,000,001; 3.06% - 3.21%; 02/15/2024 - 12/09/2024)	3.15%	04/29/2019	20,157,500	20,000,000

Total Repurchase Agreements (Cost $407,416,456)				407,416,456

TOTAL INVESTMENTS IN SECURITIES(j)(k)-100.05% (Cost $1,805,178,470)				1,805,178,470

OTHER ASSETS LESS LIABILITIES-(0.05)%				(850,709)

NET ASSETS-100.00%				$1,804,327,761

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
Sr.	-Senior
Unsec.	-Unsecured
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $653,562,739, which represented 36.22% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Canada: 10.9%; Netherlands: 10.8%; Japan: 10.2%; Switzerland: 8.7%; China: 7.0%; other countries less than 5% each: 22.1%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2019.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/2019

1-7	43.4%
8-30	5.0
31-60	25.8
61-90	5.1
91-180	11.0
181+	9.7

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2019

(Unaudited)

Invesco Premier Portfolio

Assets:

Investments in securities, at value	$1,397,762,014

Repurchase agreements, at value and cost	407,416,456

Cash	108,026

Receivable for:
Fund shares sold	185,077

Interest	2,147,621

Other assets	3,515

Total assets	1,807,622,709

Liabilities:

Payable for:
Fund shares reacquired	249,337

Dividends	3,043,422

Accrued fees to affiliates	2,189

Total liabilities	3,294,948

Net assets applicable to shares outstanding	$1,804,327,761

Net assets consist of:

Shares of beneficial interest	$1,803,910,353

Distributable earnings	417,408

$1,804,327,761

Net Assets:

Investor Class	$44,064,516

Institutional Class	$1,750,346,600

Private Investment Class	$6,063,062

Personal Investment Class	$10,213

Reserve Class	$10,144

Resource Class	$3,833,226

Shares outstanding, no par value, unlimited number of shares authorized:

Investor Class	44,054,297

Institutional Class	1,749,944,247

Private Investment Class	6,061,655

Personal Investment Class	10,210

Reserve Class	10,142

Resource Class	3,832,337

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,805,178,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2019

(Unaudited)

Invesco Premier Portfolio

Investment income:

Interest	$16,605,584

Expenses:

Advisory fees	1,639,214

Distribution fees:
Private Investment Class	8,624

Personal Investment Class	28

Reserve Class	44

Resource Class	3,204

Total expenses	1,651,114

Less: Fees waived	(458,981)

Net expenses	1,192,133

Net investment income	15,413,451

Realized and unrealized gain from:

Net realized gain from investment securities	1,103

Net increase in net assets resulting from operations	$15,414,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	Invesco Premier Portfolio

	February 28, 2019	August 31, 2018

Operations:

Net investment income	$15,413,451	$13,014,257

Net realized gain	1,103	1,589

Net increase in net assets resulting from operations	15,414,554	13,015,846

Distributions to shareholders from distributable earnings:

Investor Class	(393,546)	(463,865)

Institutional Class	(14,918,191)	(12,486,880)

Private Investment Class	(58,432)	(33,109)

Personal Investment Class	(91)	(106)

Reserve Class	(73)	(73)

Resource Class	(43,118)	(30,224)

Total distributions from distributable earnings	(15,413,451)	(13,014,257)

Share transactions-net:

Investor Class	14,368,049	(350,579)

Institutional Class	792,586,879	274,017,647

Private Investment Class	364,583	5,687,030

Personal Investment Class	88	99

Reserve Class	71	66

Resource Class	(2,864,187)	6,686,469

Net increase in net assets resulting from share transactions	804,455,483	286,040,732

Net increase in net assets	804,456,586	286,042,321

Net assets:

Beginning of period	999,871,175	713,828,854

End of period	$1,804,327,761	$999,871,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) (formerly Premier Portfolio) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

Distributions from Distributable Earnings – In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Fund has presented the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, in the Statement of Changes in Net Assets.

For the year ended August 31, 2018, distributions from distributable earnings for the Fund consisted of distributions from net investment income.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Adviser has contractually agreed, through at least December 31, 2019, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the six months ended February 28, 2019, the Adviser waived advisory fees of $458,981.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2019, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2019, the Fund engaged in securities purchases of $68,517,305 and securities sales of $66,148,988 which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforward with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2018.

NOTE 8–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2019(a)		August 31, 2018

	Shares	Amount	Shares	Amount

Sold:

Investor Class	28,679,066	$28,679,066	21,786,092	$21,786,092

Institutional Class	1,884,832,141	1,884,832,141	903,684,464	903,684,464

Private Investment Class	575,000	575,000	5,653,921	5,653,921

Resource Class	692,695	692,695	6,656,245	6,656,245

Issued as reinvestment of dividends:

Investor Class	363,226	363,226	447,640	447,640

Institutional Class	10,834,032	10,834,032	8,018,511	8,018,511

Private Investment Class	56,583	56,583	33,109	33,109

Personal Investment Class	88	88	99	99

Reserve Class	71	71	66	66

Resource Class	43,118	43,118	30,224	30,224

Reacquired:

Investor Class	(14,674,243)	(14,674,243)	(22,584,311)	(22,584,311)

Institutional Class	(1,103,079,294)	(1,103,079,294)	(637,685,328)	(637,685,328)

Private Investment Class	(267,000)	(267,000)	-	-

Resource Class	(3,600,000)	(3,600,000)	-	-

Net increase in share activity	804,455,483	$804,455,483	286,040,732	$286,040,732

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets
Invesco Premier Portfolio
Six months ended 02/28/19	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.78%	$10	1.05	%(c)	1.12	%(c)	1.48	%(c)
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	0.73	10	1.05		1.12		0.76
Year ended 08/31/17(d)	1.00	(0.00)	0.00	0.00	(0.00)	1.00	0.15	10	0.88		1.12		(0.07)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/18)	(02/28/19)[1]	Period[2]	(02/28/19)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,007.80	$5.23	$1,019.59	$5.26	1.05%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-7

ITEM 2.	CODE OF ETHICS.

Not applicable for Semi-annual.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On May 2, 2018, the SEC proposed amendments to the Loan Rule that, if adopted as proposed, would address many of the issues that led to issuance of the no-action letter. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PWC advised the Registrant’s Audit Committee that PwC had identified one matter for consideration under the SEC’s auditor independence rules. PwC stated that a PwC Director held a financial interest in an investment company within the Invesco Fund Complex that was inconsistent with the requirements of Rule 2-01(c)(1)(i)(A) of Regulation S-X. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by this matter as they related to the audit of Registrant. In reaching this conclusion, PwC noted, among other things, the engagement team was not aware of the investment, the PwC Director was not in the chain of command of the audit or audit partners of Invesco, the services provided by the individual were not relied upon by the audit engagement team with respect to the audit of the Registrant and the investment was not material to the net worth of the individual or his immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 15, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 15, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust);

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 9, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 9, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 9, 2019

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.